UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09140
                                                     ---------

                       Phoenix Institutional Mutual Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


            Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,           John H. Beers, Esq.
    Counsel and Secretary for Registrant     Vice President and Secretary
       Phoenix Life Insurance Company       Phoenix Life Insurance Company
             One American Row                       One American Row
          Hartford, CT 06103-2899               Hartford, CT 06103-2899
    -----------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 814-1897
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2005
                                             ------------------


 Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

 A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                               DECEMBER 31, 2005

--------------------------------------------------------------------------------

      ANNUAL REPORT

         PHOENIX INSTITUTIONAL BOND FUND

         PHOENIX LOW-DURATION CORE PLUS BOND FUND

                                [GRAPHIC OMITTED]
                               GET FUND DOCUMENTS
                               BY E-MAIL INSTEAD.

                              ELIGIBLE SHAREHOLDERS
                           MAY SIGN UP FOR E-DELIVERY
                              AT PHOENIXFUNDS.COM.

TRUST NAME: PHOENIX INSTITUTIONAL MUTUAL FUNDS

[LOGO] PHOENIXFUNDS(SM)

     --------------------------------------------------------------------
     Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
     --------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Institutional Mutual Funds unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

[PHOTO OMITTED]

      I encourage you to review this annual report for the Phoenix Institutional Bond Fund and Phoenix Low-Duration Core Plus Bond Fund, for the fiscal year ended December 31, 2005.

      Looking back at 2005, the equity market posted modest returns for the year, with most of the gains coming after Labor Day, driven by strong corporate earnings. The economy posted a 3.5% growth rate in 2005, down from 4% in 2004, as rising interest rates and energy prices continued to weigh on the consumer. As we enter a new year, the pace of U.S. economic growth continues to moderate.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.(1) Your Phoenix mutual fund allocation may help in this effort.

      As an alternative to paper mail, if you would like to view your mutual fund communications electronically, including account statements, prospectuses, and annual and semiannual reports, sign up for our E-Delivery service. To register, go online to PhoenixFunds.com, select the Individual Investors option, and follow the E-Delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

JANUARY 2006

(1) DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary ................................................................      3

Phoenix Institutional Bond Fund .........................................      5

Phoenix Low-Duration Core Plus Bond Fund ................................     19

Notes to Financial Statements ...........................................     31

Report of Independent Registered Public Accounting Firm .................     36

Board of Trustees' Consideration of Investment Advisory and Subadvisory
  Agreements ............................................................     37

Fund Management Tables ..................................................     39

--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY

AMBAC (AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION)
One of the largest insurers of new municipal bond offerings.

BASIS POINT (BP)
One-hundredth of a percentage point (0.01%). Basis points are often used to measure changes in or differences between yields on fixed income securities, since these often change by very small amounts.

CONSUMER PRICE INDEX (CPI)
Measures the pace of inflation by measuring the change in consumer prices of goods and services, including housing, electricity, food, and transportation, as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Also called the cost-of-living index.

CREDIT SPREAD
Also called quality spread, the difference in yield between higher-quality bonds (such as Treasury securities) and lower-quality bonds. Normally, lower-quality bonds provide higher yields to compensate investors for the additional credit risk. Also refers to the difference between the value of two securities with similar interest rates and maturities when one is sold at a higher price than the other is purchased.

FEDERAL FUNDS RATE
The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The federal funds rate is the most sensitive indicator of the direction of interest rates since it is set daily by the market.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FGIC (FINANCIAL GUARANTY INSURANCE COMPANY)
A leading financial guaranty insurance company providing triple-A credit enhancement on public finance, structured finance and asset-backed securities.

FSA (FINANCIAL SECURITY ASSURANCE, INC.)
A leading provider of Aaa/AAA/AAA financial guaranty insurance for asset-backed securities, municipal bonds and other structured obligations in the global markets.

LEHMAN BROTHERS AGGREGATE BOND INDEX
An index that measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

LEHMAN BROTHERS ASSET-BACKED SECURITIES INDEX
Measures fixed rate U.S. investment grade asset-backed securities, consisting of credit and charge cards, autos, home equity loans, utility and manufactured housing. The index is calculated on a total return basis.

LEHMAN BROTHERS HIGH YIELD INDEX
Measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. The index is calculated on a total return basis.

MBIA (MUNICIPAL BOND INSURANCE ASSOCIATION)
One of the largest insurers of financial obligations for municipalities, not-for-profit organizations, banks, insurance and finance companies, and other private-sector entities in the primary and secondary markets. Provides triple-A-rating guarantee as an unconditional and irrevocable guarantee of full principal and interest payment.

MERRILL LYNCH SHORT TERM MEDIUM QUALITY CORPORATE BOND INDEX
The Merrill Lynch Short Term Medium Quality Corporate Bond Index measures performance of U.S. investment grade corporate bond issues rated "BBB" and "A" by Standard and Poor's/Moody's with maturities between one and three years. The index is calculated on a total return basis.

PERMANENT SCHOOL FUND (PSF)
A perpetual endowment that was created to support Texas public schools.

YIELD CURVE
A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.

INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX INSTITUTIONAL BOND FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, JAMES D. WEHR AND CHRISTOPHER KELLEHER, CFA

Q: HOW DID THE PHOENIX INSTITUTIONAL BOND FUND PERFORM FOR ITS FISCAL YEAR ENDED DECEMBER 31, 2005?

A: For its fiscal year ended December 31, 2005, the Fund's Class X shares returned 2.67%, and the Class Y shares returned 2.42%. For the same period, the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index and the Fund's style-specific benchmark, returned 2.43%. All performance figures assume reinvestment of distributions. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE FIXED INCOME MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: The broad U.S. bond market, represented by the Lehman Aggregate Bond Index, returned 2.43% for the year ended December 31, 2005. Short-term interest rates rose significantly over the course of the year as the Federal Reserve continued its campaign to remove its accommodative policy at a measured pace. The federal funds rate increased 2% from December 31, 2004 to a rate of 4.25% at December 31, 2005. Longer-term rates, however, did not rise proportionally, and 30-year Treasury rates declined slightly, amid a backdrop of mixed economic indicators and the expectation that the increase in oil prices will slow the economy. As a result, the yield curve flattened substantially.

      Fixed income returns across all investment grade bond sectors were modest in this environment. Foreign high quality sovereign debt generated the strongest returns, while investment grade corporate bonds underperformed. Emerging markets bonds outperformed all investment grade sectors, as we saw the continuation of strong and improving credit fundamentals in the sector.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: The Fund benefited from diversified exposure to sectors outside the "big three" (Treasuries, high quality corporate bonds, and agency mortgages). For example, our allocation to taxable municipal bonds as an alternative to very high quality corporate bonds benefited the portfolio. Taxable municipal bonds handily outperformed investment grade corporate bonds, which were negatively impacted by leveraged buyout activity and weakness in the auto industry, resulting in the sector delivering the worst performance in the benchmark. The Fund maintained a slight underweight position in this sector, and also benefited from strong security selection within.

      Our substantial underweighting of agency mortgages in favor of non-agency residential mortgage-backed securities also helped performance. The non-agency sector provided a yield advantage to agency mortgages, and was not impacted by the decline in demand on behalf of the agencies. Exposure to foreign bonds, both Yankee high quality and emerging markets, benefited the portfolio, as improving country fundamentals and upgrades by the rating agencies were supportive of these sectors.

      We maintained a very high quality bias within our commercial mortgage-backed securities allocation. This hurt performance, as lower quality securities in the sector outperformed. Also, our use of commercial mortgage-backed securities as an alternative to agency debentures hurt performance.

                                                                    JANUARY 2006

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Institutional Bond Fund

--------------------------------------------------------------------------------
TOTAL RETURNS(1)                                         PERIODS ENDING 12/31/05
--------------------------------------------------------------------------------

                                                1 YEAR     5 YEARS     10 YEARS
                                                ------     -------     --------
Class X Shares                                    2.67%       6.23%        6.28%
Class Y Shares                                    2.42%       5.96%        6.01%

Lehman Brothers Aggregate Bond Index              2.43%       5.87%        6.16%

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

--------------------------------------------------------------------------------
GROWTH OF INVESTMENT                                        PERIODS ENDING 12/31
--------------------------------------------------------------------------------

This chart assumes an initial gross investment of $5,000,000 made on 12/31/95 for Class X and $1,000,000 for Class Y shares. Performance assumes reinvestment of dividends and capital gain distributions.

            [CHART OMITTED -- EDGAR REPRESENTATION OF DATA FOLLOWS]

                     Institutional      Institutional      Lehman Brothers
                      Bond Class X       Bond Class Y    Aggregate Bond Index
                     -------------      -------------    --------------------
    12/29/1995        $5,000,000         $1,000,000          $5,000,000
    12/31/1996         5,434,779          1,083,899           5,181,518
    12/31/1997         5,964,460          1,187,110           5,681,676
    12/31/1998         6,083,395          1,207,571           6,175,232
    12/31/1999         6,173,121          1,222,754           6,124,281
    12/29/2000         6,792,738          1,341,998           6,836,303
    12/31/2001         7,372,275          1,452,535           7,413,529
    12/31/2002         7,984,419          1,569,101           8,174,220
    12/31/2003         8,492,930          1,664,873           8,509,598
    12/31/2004         8,950,374          1,750,429           8,878,806
    12/30/2005         9,189,489(1)       1,792,842           9,094,430(2)





(1)   Represents the ending value for Institutional Class X shares.

(2)   Represents the ending value for the Lehman Brothers Aggregate Bond Index.

For information regarding the index, see the glossary on page 3.

Phoenix Institutional Bond Fund

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Institutional Bond Fund, you incur ongoing costs, including investment advisory fees, service fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                            Beginning           Ending        Expenses Paid
Institutional Bond Fund   Account Value     Account Value        During
        Class X           June 30, 2005   December 31, 2005      Period*
-----------------------   -------------   -----------------   -------------
Actual                      $1,000.00         $1,002.10           $2.77

Hypothetical (5% return
   before expenses)          1,000.00          1,022.40            2.81

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 0.55%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS X RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED DECEMBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 2.67%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2005 OF $1,026.70.

                            Beginning          Ending         Expenses Paid
Institutional Bond Fund   Account Value     Account Value        During
        Class Y           June 30, 2005   December 31, 2005      Period*
-----------------------   -------------   -----------------   -------------
Actual                      $1,000.00         $1,000.80           $4.04

Hypothetical (5% return
   before expenses)          1,000.00          1,021.12            4.09

* EXPENSES ARE EQUAL TO THE FUND'S CLASS Y ANNUALIZED EXPENSE RATIO OF 0.80%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS Y RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED DECEMBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 2.42%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2005 OF $1,024.20.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Institutional Bond Fund

--------------------------------------------------------------------------------
    TEN LARGEST HOLDINGS AT DECEMBER 31, 2005 (AS A PERCENTAGE OF TOTAL NET
                                   ASSETS)(j)
--------------------------------------------------------------------------------
 1.  U.S. Treasury Note 4.125%, 5/15/15                                     3.7%
 2.  U.S. Treasury Bond 5.375%, 2/15/31                                     3.1%
 3.  FNMA 5.50%, 11/1/34                                                    2.0%
 4.  FNMA 5.50%, 12/1/34                                                    1.7%
 5.  Delta Air Lines, Inc. 02-1, G-1 6.718%, 1/2/23                         1.7%
 6.  FNMA 5.50%, 9/1/33                                                     1.4%
 7.  Structured Asset Securities Corp. 05-1, 6A1 6%, 2/25/35                1.4%
 8.  GE Capital Commercial Mortgage Corp. 04-C3, A4 5.189%, 7/10/39         1.1%
 9.  Lehman Brothers Commercial Conduit Mortgage Trust 99-C2, A2 7.325%,
     10/15/32                                                               1.1%
10.  JPMorgan Chase Commercial Mortgage Securities Corp. 01-CIBC,
     A3 6.26%, 3/15/33                                                      1.1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/05
--------------------------------------------------------------------------------

            [CHART OMITTED -- EDGAR REPRESENTATION OF DATA FOLLOWS]

As a percentage of total investments

               o  Non-Agency Mortgage-Backed Securities   29%
               o  Agency Mortgage-Backed Securities       18
               o  Domestic Corporate Bonds                17
               o  Municipal Bonds                         13
               o  U.S. Government Securities               7
               o  Asset-Backed Securities                  7
               o  Foreign Corporate Bonds                  5
               o  Other                                    4


                            SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
U.S. GOVERNMENT SECURITIES--6.8%

U.S. TREASURY BONDS--3.1%
U.S. Treasury Bond 5.375%, 2/15/31 ...................   $ 2,925    $ 3,285,597

U.S. TREASURY NOTES--3.7%
U.S. Treasury Note 4.125%, 5/15/15 ...................     4,105      4,015,043
-------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $7,346,481)                                          7,300,640
-------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--18.0%

FHLMC 5.50%, 8/1/18 ..................................       258        259,165
FHLMC 5.50%, 8/1/18 ..................................       231        232,718
FHLMC 5.50%, 8/1/18 ..................................       464        466,611
FHLMC 4.50%, 10/1/18 .................................       632        616,419
FNMA 5%, 2/1/18 ......................................       889        880,447
FNMA 4.50%, 9/1/18 ...................................       603        586,713
FNMA 4.50%, 11/1/18 ..................................     1,217      1,186,564

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
FNMA 6%, '29-'34 .....................................   $ 2,741    $ 2,771,780
FNMA 7%, 11/1/30 .....................................        90         93,979
FNMA 5.50%, '33-'35 ..................................     8,948      8,873,153
FNMA 5%, 7/1/33 ......................................       290        282,020
FNMA 6.50%, 8/1/33 ...................................       678        697,555
FNMA 4.50%, 9/1/33 ...................................       276        260,615
FNMA 5%, 7/1/35 ......................................       478        463,249
GNMA 7%, 8/15/29 .....................................       110        115,347
GNMA 6.50%, '31-'32 ..................................       588        614,815
GNMA 5%, 9/15/33 .....................................       891        880,260
-------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $19,382,302)                                        19,281,410
-------------------------------------------------------------------------------

MUNICIPAL BONDS--13.3%

ARIZONA--0.3%
Scottsdale Preservation Authority Excise Tax 5%,
7/1/13 (FGIC Insured) ................................       260        281,401

                       See Notes to Financial Statements                       9

Phoenix Institutional Bond Fund

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
CALIFORNIA--2.8%
Alameda Corridor Transportation Authority
Taxable Series C 6.50%, 10/1/19 (MBIA Insured) .......   $   930    $ 1,036,577

Fresno County Pension Obligation Taxable 6.21%,
8/15/06 (FSA Insured) ................................       340        342,955

Fresno County Pension Obligation Taxable Series
A 3.45%, 8/15/10 (FGIC Insured) ......................     1,105      1,042,601

Oakland Pension Obligation Taxable Series
A 6.98%, 12/15/09 (MBIA Insured) .....................        34         36,583

Oakland Pension Obligation Taxable Series A 6.95%,
12/15/08 (MBIA Insured) ..............................        66         69,851

San Luis Obispo County Pension Obligation
Taxable Series A 4.20%, 9/1/14 (MBIA Insured) ........       490        463,030
                                                                    -----------
                                                                      2,991,597
                                                                    -----------

COLORADO--0.2%
Denver City and County School District No. 1
Pension Obligation Certificate of Participation
Taxable 6.76%, 12/15/07 (AMBAC Insured) ..............        10         10,377

Denver City and County School District No. 1
Pension Obligation Certificate of Participation
Taxable 6.76%, 12/15/07 (AMBAC Insured)(h) ...........       255        264,116
                                                                    -----------
                                                                        274,493
                                                                    -----------

CONNECTICUT--2.3%
Hartford Taxable Series B 4.13%, 8/1/07 (FSA
Insured) .............................................       450        446,409

Hartford Taxable Series B 5.01%, 8/1/15 (FSA
Insured) .............................................       450        454,414

Mashantucket Western Pequot Tribe Taxable Series
A 6.91%, 9/1/12 (MBIA Insured) .......................       755        819,115

Mashantucket Western Pequot Tribe Taxable Series
A 144A 6.57%, 9/1/13 (FSA Insured)(b) ................       715        773,187
                                                                    -----------
                                                                      2,493,125
                                                                    -----------

FLORIDA--0.7%
University of Miami Exchangeable Taxable
Series A 7.40%, 4/1/11 (MBIA Insured) ................       140        143,676

University of Miami Taxable Series A 7.65%, 4/1/20
(MBIA Insured) .......................................       550        564,861
                                                                    -----------
                                                                        708,537
                                                                    -----------

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
GEORGIA--0.6%
Fulton County Development Authority Georgia Tech
Foundation Funding Series A 5%, 11/1/31 ..............   $   655    $   682,313

ILLINOIS--0.9%
Chicago Taxable Series D 4.34%, 1/1/10 (MBIA
Insured) .............................................       330        324,782

Kane, Cook & Du Page Counties School District
No. 46 Taxable Series D 5%, 1/1/10 (FGIC Insured) ....       265        266,044

McHenry County Community Unit School District
No. 12 Taxable 5%, 12/1/11 (FSA Insured) .............       135        136,230

Metropolitan Pier & Exposition Authority McCormick
Place Expansion Series A 5%, 12/15/28
(MBIA Insured) .......................................       225        233,485
                                                                    -----------
                                                                        960,541
                                                                    -----------

MICHIGAN--1.0%
Detroit Taxable 4.97%, 5/1/13 (FSA Insured) ..........       200        200,838

Detroit Water Supply System Series A 4.50%,
7/1/30 (FGIC Insured) ................................       530        523,794

Detroit Water Supply System Series A 4.50%,
7/1/32 (FGIC Insured) ................................       400        393,308
                                                                    -----------
                                                                      1,117,940
                                                                    -----------

NEW JERSEY--0.3%
New Jersey State Educational Facilities Authority
Princeton University Series B 4.25%, 7/1/35 ..........       325        309,257

NEW YORK--1.5%
Metropolitan Transportation Authority Service
Contract Series A 5%, 7/1/30 (AMBAC Insured) .........     1,005      1,043,310

Sales Tax Asset Receivable Corp. Taxable Series B
3.60%, 10/15/08 (FSA Insured) ........................       320        310,512

University of Rochester Taxable 5.40%, 7/1/18
(MBIA Insured) .......................................       255        262,714
                                                                    -----------
                                                                      1,616,536
                                                                    -----------

OREGON--1.5%
Oregon Local Governments Pension Obligation
Taxable 5.771%, 6/1/16 (AMBAC Insured) ...............       150        157,917

Oregon Local Governments Pension Obligation
Taxable 5.871%, 6/1/17 (AMBAC Insured) ...............     1,000      1,071,370

Oregon School Boards Association 2004 Pension
Obligation Taxable 5.023%, 6/30/16 (FSA Insured) .....       385        385,400
                                                                    -----------
                                                                      1,614,687
                                                                    -----------

10                       See Notes to Financial Statements

Phoenix Institutional Bond Fund

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
PENNSYLVANIA--0.6%
Philadelphia Authority for Industrial Development
Pension Funding Taxable Series A 5.79%, 4/15/09
(MBIA Insured) .......................................   $   165    $   169,937

Pittsburgh Pension Obligation Taxable Series B
6.35%, 3/1/13 (FGIC Insured) .........................       400        429,628
                                                                    -----------
                                                                        599,565
                                                                    -----------

SOUTH DAKOTA--0.2%
South Dakota State Educational Enhancement
Funding Corp. Taxable Series A 6.72%, 6/1/25 .........       213        212,288

TEXAS--0.4%
Frisco Independent School District 5.125%, 8/15/30
(PSF Guaranteed) .....................................       370        386,521
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $14,030,648)                                        14,248,801
-------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--6.8%
Bombardier Capital Mortgage Securitization Corp.
99-A, A3 5.98%, 1/15/18 ..............................       470        430,691

Capital Auto Receivables Assets 04-2, A3 3.58%,
1/15/09 ..............................................     1,065      1,043,367

Carmax Auto Owner Trust 05-1 C 4.82%, 10/15/11 .......       500        494,932

Centex Home Equity 05-D AF2 4.94%,
10/25/35(f) ..........................................       600        595,313

Chase Funding Mortgage Loan Trust 02-2, 1M2
6.042%, 3/25/31 ......................................       351        351,134

Chase Manhattan Auto Owner Trust 03-C, A4
2.94%, 6/15/10 .......................................       415        405,124

GSAMP 05-HE4N, N1 144A 5.50%, 7/25/45(b) .............       249        246,913

Merrill Lynch Mortgage Investors, Inc. 05-NCA A
4.639%, 2/25/36(f) ...................................       605        605,242

Renaissance Home Equity Loan Trust 05-1, AF2
4.263%, 5/25/35(f) ...................................       600        592,500

Residential Asset Mortgage Products, Inc. 03-RS3,
AI4 5.67%, 4/25/33(f) ................................     1,000      1,005,987

Saxon Asset Securities Trust 05-3, A2C 4.659%,
11/25/35(f) ..........................................       470        470,367

Wachovia Auto Owner Trust 04-B, A4 3.44%,
3/21/11 ..............................................     1,090      1,058,444
-------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $7,413,216)                                          7,300,014
-------------------------------------------------------------------------------

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
DOMESTIC CORPORATE BONDS--17.2%

AEROSPACE & DEFENSE--0.2%
L-3 Communications Corp. 6.125%, 1/15/14 .............   $   160    $   159,200

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc. 8.25%, 7/15/07 .....       215        224,643

AIRLINES--2.5%
Delta Air Lines, Inc. 02-1, G-1 6.718%, 1/2/23 .......     1,796      1,821,783
Delta Air Lines, Inc. 02-1, G-2 6.417%, 7/2/12 .......       230        232,815
JetBlue Airways Corp. 04-2 C 7.44%, 11/15/08(f) ......       684        677,562
                                                                    -----------
                                                                      2,732,160
                                                                    -----------

AUTOMOBILE MANUFACTURERS--0.1%
DaimlerChrysler NA Holding Corp. 6.50%, 11/15/13 .....       110        115,175

BROADCASTING & CABLE TV--0.6%
Clear Channel Communications, Inc. 5.50%, 9/15/14 ....       125        119,611
Comcast Corp. 5.30%, 1/15/14 .........................       235        230,546
Echostar DBS Corp. 6.375%, 10/1/11 ...................       250        241,875
                                                                    -----------
                                                                        592,032
                                                                    -----------

CASINOS & GAMING--0.7%
Boyd Gaming Corp. 6.75%, 4/15/14 .....................       120        119,700
GTECH Holdings Corp. 4.75%, 10/15/10 .................       150        136,705
Harrah's Operating Co., Inc. 5.625%, 6/1/15 ..........       460        451,914
                                                                    -----------
                                                                        708,319
                                                                    -----------

COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co. 5.50%, 5/15/15 ...........       260        250,230

CONSUMER FINANCE--2.1%
Capital One Financial Corp. 5.25%, 2/21/17 ...........       200        193,020
Ford Motor Credit Co. 8.625%, 11/1/10 ................       210        191,518
General Electric Capital Corp. 6%, 6/15/12 ...........       465        489,734
General Motors Acceptance Corp. 6.875%, 9/15/11 ......       230        209,987
General Motors Acceptance Corp. 6.75%, 12/1/14 .......       235        211,751
HSBC Finance Corp. 6.75%, 5/15/11 ....................       235        252,195
HSBC Finance Corp. 6.375%, 11/27/12 ..................        95        100,945
SLM Corp. 5.97%, 2/1/10(f) ...........................       600        577,788
                                                                    -----------
                                                                      2,226,938
                                                                    -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.8%
ARAMARK Services, Inc. 5%, 6/1/12 ....................       250        241,635
Cendant Corp. 6.25%, 3/15/10 .........................       190        196,619
International Lease Finance Corp. 4.75%, 1/13/12 .....       465        453,373
                                                                    -----------
                                                                        891,627
                                                                    -----------

                       See Notes to Financial Statements                      11

Phoenix Institutional Bond Fund

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
ELECTRIC UTILITIES--0.3%
PPL Capital Funding Trust I Series A 4.33%, 3/1/09 ...   $   335    $   325,779

ELECTRONIC MANUFACTURING SERVICES--0.3%
Jabil Circuit, Inc. 5.875%, 7/15/10 ..................       285        289,455

HEALTH CARE DISTRIBUTORS--0.1%
AmerisourceBergen Corp. 144A 5.625%, 9/15/12 (b) .....       115        115,000

HEALTH CARE EQUIPMENT--0.4%
Fisher Scientific International, Inc. 144A 6.125%,
7/1/15(b) ............................................       190        190,950

Thermo Electron Corp. 5%, 6/1/15 .....................       240        233,843
                                                                    -----------
                                                                        424,793
                                                                    -----------

HEALTH CARE FACILITIES--0.1%
HCA, Inc. 6.30%, 10/1/12 .............................       110        111,099

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
Duke Capital LLC 5.668%, 8/15/14 .....................       240        242,046

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
AT&T Corp. 9.05%, 11/15/11 ...........................       110        121,895
Qwest Corp. 8.875%, 3/15/12 ..........................       280        317,100
Verizon Global Funding Corp. 4.90%, 9/15/15 ..........       175        169,401
                                                                    -----------
                                                                        608,396
                                                                    -----------

INVESTMENT BANKING & BROKERAGE--1.1%
Goldman Sachs Group, Inc. 4.75%, 7/15/13 .............       480        465,585
Lehman Brothers Holdings, Inc. 4.80%, 3/13/14 ........       285        278,272
Morgan Stanley 5.375%, 10/15/15 ......................       400        400,388
                                                                    -----------
                                                                      1,144,245
                                                                    -----------

LIFE & HEALTH INSURANCE--0.7%
Jackson National Life Global Funding 144A 4.92%,
2/10/10(b)(f) ........................................       620        592,875

Jefferson-Pilot Corp. 4.75%, 1/30/14 .................       215        210,204
                                                                    -----------
                                                                        803,079
                                                                    -----------

METAL & GLASS CONTAINERS--0.1%
Plastipak Holdings, Inc. 144A 8.50%, 12/15/15(b) .....       110        111,650

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 6.875%, 5/1/12 .....................       220        234,186

MULTI-UTILITIES--0.2%
Dominion Resources, Inc. 5%, 3/15/13 .................       125        121,708
Public Service Co. of New Mexico 4.40%, 9/15/08 ......       135        132,201
                                                                    -----------
                                                                        253,909
                                                                    -----------

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
OIL & GAS DRILLING--0.3%
Diamond Offshore Drilling, Inc. 4.875%, 7/1/15 .......   $   370    $   361,622

OIL & GAS EQUIPMENT & SERVICES--0.1%
Hornbeck Offshore Services, Inc. Series B 6.125%,
12/1/14 ..............................................       115        112,700

OIL & GAS STORAGE & TRANSPORTATION--0.2%
Kinder Morgan Finance 144A 5.70%, 1/5/16(b) ..........       225        226,945

OTHER DIVERSIFIED FINANCIAL SERVICES--1.8%
Citigroup, Inc. 5%, 9/15/14 ..........................       230        226,401
JPMorgan Chase & Co. 5.125%, 9/15/14 .................       790        782,030
TIAA Global Markets, Inc. 144A 2.75%, 1/13/06(b) .....       690        689,673
TIAA Global Markets, Inc. 144A 4.125%, 11/15/07(b) ...       275        271,251
                                                                    -----------
                                                                      1,969,355
                                                                    -----------

PROPERTY & CASUALTY INSURANCE--0.5%
Berkley (W.R.) Corp. 5.875%, 2/15/13 .................       215        217,272
HSB Capital I Series B 5.06%, 7/15/27(f) .............       365        364,035
                                                                    -----------
                                                                        581,307
                                                                    -----------

REGIONAL BANKS--0.4%
BB&T Corp. 5.20%, 12/23/15 ...........................       395        395,956

REITS--0.7%
Health Care REIT, Inc. 5.875%, 5/15/15 ...............       275        272,957
HRPT Properties Trust 5.75%, 2/15/14 .................       210        210,621
iStar Financial, Inc. 6.05%, 4/15/15 .................       235        236,960
                                                                    -----------
                                                                        720,538
                                                                    -----------

SPECIALIZED FINANCE--0.3%
CIT Group, Inc. 5.125%, 9/30/14 ......................       285        280,352

TOBACCO--0.2%
Reynolds (R.J.) Tobacco Holdings, Inc. 144A
6.50%, 7/15/10(b) ....................................       215        215,000

TRADING COMPANIES & DISTRIBUTORS--0.3%
Hughes Supply, Inc. 5.50%, 10/15/14 ..................       325        316,160

WIRELESS TELECOMMUNICATION SERVICES--0.7%
Cingular Wireless LLC 6.50%, 12/15/11 ................       275        294,272
Sprint Capital Corp. 8.375%, 3/15/12 .................       435        504,149
                                                                    -----------
                                                                        798,421
                                                                    -----------
-------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $18,763,953)                                        18,542,317
-------------------------------------------------------------------------------

12                       See Notes to Financial Statements

Phoenix Institutional Bond Fund

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--28.8%
Bear Stearns Asset Backed Securities Net Interest
Margin 04-HE5N, A3 5%, 7/25/34 .......................   $   450    $   435,023

Bear Stearns Structured Products, Inc. 04-15,
A2 P.O. 144A 0%, 11/27/34(b) .........................       593        520,495

Bear Stearns Structured Products, Inc. 04-5 A P.O.
144A 0%, 2/25/34(b) ..................................       416        386,641

Bear Stearns Structured Products, Inc. 04-6 P.O.
0%, 2/25/34 ..........................................       515        484,995

Bear Stearns Structured Products, Inc. 05-20N,
A 144A 7.879%, 10/25/45(b)(f) ........................       462        462,361

Chase Mortgage Finance Corp. 04-S3, 3A1 6%,
3/25/34 ..............................................       728        729,032

Citigroup / Deutsche Bank Commercial Mortgage
05-CD1, AM 5.225%, 7/15/44(f) ........................       595        597,952

Countrywide Alternative Loan Trust 05-43, 4A2
5.782%, 10/25/35(f) ..................................       635        632,304

Countrywide Alternative Loan Trust Net Interest
Margin 144A 6.50%, 9/25/36(b) ........................       219        210,980

Countrywide Home Loan Mortgage Pass-Through
Trust 04-13, 1A1 5.50%, 8/25/34 ......................       347        344,686

Countrywide Partnership Trust Net Interest Margin
04-EC1N 144A 5%, 9/25/35(b) ..........................        96         95,046

Crown Castle Towers LLC 05-1A, AFX 144A 4.643%,
6/15/35(b) ...........................................       600        587,630

CS First Boston Mortgage Securities Corp. 5.046%,
8/15/38(f) ...........................................       604        605,286

CS First Boston Mortgage Securities Corp. 04-1, 1A1
5.75%, 2/25/34 .......................................       228        227,872

First Horizon Mortgage Pass-Through Trust 03-2,
1A12 5.75%, 4/25/33 ..................................       600        594,301

GE Capital Commercial Mortgage Corp. 04-C3, A4
5.189%, 7/10/39(f) ...................................     1,205      1,205,992

GMAC Mortgage Corp. Loan Trust 05-AR2, 2A
4.873%, 5/25/35(f) ...................................     1,018      1,005,899

Greenwich Capital Commercial Funding Corp.
04-GG1, A7 5.317%, 6/10/36(f) ........................     1,130      1,140,610

Greenwich Capital Commercial Funding Corp.
05-GG5, AJ 5.301%, 4/10/37(f) ........................       560        563,500

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
GS Mortgage Securities Corp. II 05-GG4, AJ
4.782%, 7/10/39 ......................................   $ 1,080    $ 1,038,935

GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b) ..............       249        248,813

Harborview Mortgage Loan Trust 05-9, B1 4.97%,
6/20/35(f) ...........................................       632        628,616

Harborview Mortgage Loan Trust 05-9, B4 5.27%,
6/20/35(f) ...........................................       465        453,065

JPMorgan Chase Commercial Mortgage Securities
Corp. 01-CIBC, A3 6.26%, 3/15/33 .....................     1,130      1,188,225

LB-UBS Commercial Mortgage Trust 04-C4, A2
4.567%, 6/15/29(f) ...................................     1,015      1,003,568

Lehman Brothers - UBS Commercial Mortgage Trust
04-C7, A6 4.786%, 10/15/29(f) ........................     1,125      1,096,172

Lehman Brothers Commercial Conduit Mortgage
Trust 99-C2, A2 7.325%, 10/15/32 .....................     1,110      1,188,273

Master Alternative Net Interest Margin Trust 6.75%,
3/28/34 ..............................................       280        276,303

Master Resecuritization Trust 05-1 144A 5%,
10/28/34(b) ..........................................       599        572,978

Master Resecuritization Trust 05-2 144A 4.75%,
3/28/34(b) ...........................................       485        455,771

Merrill Lynch Mortgage Trust 04-KEY2, A4 4.864%,
8/12/39(f) ...........................................     1,110      1,085,904

Nationslink Funding Corp. 99-2, A2C 7.229%,
6/20/31 ..............................................       830        869,122

PNC Mortgage Acceptance Corp. 00-C2, A2 7.30%,
10/12/33 .............................................       640        691,034

RAAC Series 05-SP1, 1A1 5%, 9/25/34 ..................     1,178      1,132,418

Residential Funding Mortgage Securities I, Inc.
05-SA1, 2A 4.896%, 3/25/35(f) ........................       481        474,944

Starwood Commercial Mortgage Trust 99-C1A, A1
144A 6.60%, 2/3/14(b) ................................       541        553,657

Structured Asset Securities Corp. 03-32, 1A1
5.29%, 11/25/33(f) ...................................       779        757,890

Structured Asset Securities Corp. 05-1, 6A1 6%,
2/25/35 ..............................................     1,488      1,487,557

Structured Asset Securities Corp. 05-6, 4A1 5%,
5/25/35 ..............................................       917        884,165

Wachovia Bank Commercial Mortgage Trust 04-C12,
A4 5.234%, 7/15/41(f) ................................     1,010      1,020,898

Washington Mutual, Inc. 05-AR3, A2 4.65%,
3/25/35(f) ...........................................       870        855,386

                       See Notes to Financial Statements                      13

Phoenix Institutional Bond Fund

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
Wells Fargo Mortgage Backed Securities Trust 03-4,
A18 5.50%, 6/25/33 ...................................   $   580    $   572,826

Wells Fargo Mortgage Backed Securities Trust 05-5,
1A1 5%, 5/25/20 ......................................       557        547,424

Wells Fargo Mortgage Backed Securities Trust
05-AR16, 6A3 5.001%, 10/25/35(f) .....................       996        987,009
-------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $31,170,890)                                        30,901,558
-------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--2.0%

BRAZIL--0.2%
Federative Republic of Brazil 8.875%, 10/14/19 .......       180        202,140

CHILE--0.3%
Republic of Chile 4.63%, 1/28/08(f) ..................       315        315,787

MEXICO--0.4%
United Mexican States 8.375%, 1/14/11 ................       400        456,000

PANAMA--0.2%
Republic of Panama 7.25%, 3/15/15 ....................       155        165,695

PERU--0.1%
Republic of Peru 7.35%, 7/21/25 ......................       135        133,481

RUSSIA--0.4%
Russian Federation RegS 5%, 3/31/30(d)(f) ............       420        474,600

SOUTH AFRICA--0.3%
Republic of South Africa 6.50%, 6/2/14 ...............       255        275,719

TURKEY--0.1%
Republic of Turkey 7.375%, 2/5/25 ....................       115        119,313
-------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,023,487)                                          2,142,735
-------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--5.1%

AUSTRALIA--0.4%
United Energy Distribution Holdings Property Ltd.
144A 5.45%, 4/15/16(b) ...............................       265        271,558
Westfield Capital Corp. 144A 5.125%, 11/15/14(b) .....       140        138,315
                                                                    -----------
                                                                        409,873
                                                                    -----------

BRAZIL--0.4%
Petrobras International Finance Co. 9.75%, 7/6/11 ....       155        182,125
Petrobras International Finance Co. 9.125%, 7/2/13 ...       170        198,475
                                                                    -----------
                                                                        380,600
                                                                    -----------

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
CANADA--0.4%
CHC Helicopter Corp. 7.375%, 5/1/14 ..................   $   120    $   121,950
Inco Ltd. 5.70%, 10/15/15 ............................       185        183,615

Rogers Wireless Communications, Inc. 7.25%,
12/15/12 .............................................       115        121,469
                                                                    -----------
                                                                        427,034
                                                                    -----------

CHILE--1.3%
AES Gener SA 7.50%, 3/25/14 ..........................       295        300,080
Banco Santander Chile 144A 5.375%, 12/9/14(b) ........       190        189,712
Celulosa Arauco y Constitucion SA 5.625%, 4/20/15 ....       300        297,811
Petropower I Funding Trust 144A 7.36%, 2/15/14 (b) ...       587        561,347
                                                                    -----------
                                                                      1,348,950
                                                                    -----------

GERMANY--0.8%
Deutsche Bank AG NY Series GS 4.70%, 3/22/12 (f) .....       620        598,920
Deutsche Telekom International Finance BV 8%,
6/15/10 ..............................................       165        187,072
                                                                    -----------
                                                                        785,992
                                                                    -----------

INDIA--0.1%
Vedanta Resources plc 144A 6.625%, 2/22/10(b) ........       155        150,949

JAPAN--0.3%
Mizuho Finance Group Cayman Ltd. 144A 5.79%,
4/15/14(b) ...........................................       265        273,765

KAZAKHSTAN--0.5%
Kazkommerts International BV 144A 8.50%,
4/16/13(b) ...........................................       500        547,200

MEXICO--0.2%
America Movil SA de CV 5.75%, 1/15/15 ................       265        265,901

NETHERLANDS--0.2%
Coca-Cola HBC Finance BV 5.50%, 9/17/15 ..............       245        251,462

QATAR--0.2%
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
3.437%, 9/15/09(b) ...................................       197        190,561

SOUTH KOREA--0.1%
Chohung Bank 144A 4.50%, 11/3/14(b)(f) ...............        75         72,295
Korea Development Bank 5.75%, 9/10/13 ................        70         72,514
                                                                    -----------
                                                                        144,809
                                                                    -----------

UNITED STATES--0.2%
Amvescap plc 5.375%, 12/15/14 ........................       245        240,178
-------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,343,827)                                          5,417,274
-------------------------------------------------------------------------------

14                       See Notes to Financial Statements

Phoenix Institutional Bond Fund

                                                       SHARES       VALUE
                                                      -------   ------------
DOMESTIC COMMON STOCKS--0.0%

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(c)(g) .......................      1,955   $      3,128
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $78,535)                                              3,128
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.0%
(IDENTIFIED COST $105,553,339)                                   105,137,877
----------------------------------------------------------------------------

                                                        PAR
                                                       VALUE
                                                       (000)
                                                      -------
SHORT-TERM INVESTMENTS--1.3%

COMMERCIAL PAPER(i)--1.3%
UBS Finance Delaware LLC 4.19%, 1/3/06 ...........    $ 1,450   $  1,449,662
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,449,662)                                       1,449,662
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $107,003,001)                                   106,587,539(a)

Other assets and liabilities, net--0.7%                              751,714
                                                                ------------
NET ASSETS--100.0%                                              $107,339,253
                                                                ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,082,206 and gross depreciation of $1,443,214 for federal income tax purposes. At December 31, 2005, the aggregate cost of securities for federal income tax purposes was $106,948,547.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to a value of $9,923,518 or 9.2% of net assets.

(c)   Non-income producing.

(d) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

(e) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(f) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(g) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2005, this security amounted to a value of $3,128 or 0% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

(h)   Escrowed to maturity.

(i)   The rate shown is the discount rate.

(j)   Table excludes short-term investments.

                       See Notes to Financial Statements                      15

Phoenix Institutional Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

ASSETS
Investment securities at value
   (Identified cost $107,003,001)                                 $ 106,587,539
Cash                                                                      3,894
Receivables
   Interest                                                           1,013,330
   Fund shares sold                                                     623,262
Prepaid expenses                                                         13,379
                                                                  -------------
      Total assets                                                  108,241,404
                                                                  -------------

LIABILITIES
Payables
   Fund shares repurchased                                              817,643
   Investment advisory fee                                               19,369
   Financial agent fee                                                    8,072
   Transfer agent fee                                                     6,634
   Service fee                                                            5,163
   Trustees' fee                                                          1,785
   Other accrued expenses                                                43,485
                                                                  -------------
      Total liabilities                                                 902,151
                                                                  -------------
NET ASSETS                                                        $ 107,339,253
                                                                  =============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 112,684,739
Undistributed net investment income                                      30,202
Accumulated net realized loss                                        (4,960,226)
Net unrealized depreciation                                            (415,462)
                                                                  -------------
NET ASSETS                                                        $ 107,339,253
                                                                  =============

CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $83,104,314)                   2,673,698
Net asset value and offering price per share                             $31.08

CLASS Y
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $24,234,939)                     779,928
Net asset value and offering price per share                             $31.07

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME
Interest                                                          $   5,933,868
                                                                  -------------
      Total investment income                                         5,933,868
                                                                  -------------
EXPENSES
Investment advisory fee                                                 526,862
Service fees, Class Y                                                    57,039
Financial agent fee                                                      98,014
Professional                                                             39,062
Transfer agent                                                           37,852
Custodian                                                                35,870
Registration                                                             35,568
Trustees                                                                 33,093
Printing                                                                 29,470
Miscellaneous                                                            54,767
                                                                  -------------
      Total expenses                                                    947,597
Less expenses reimbursed by investment adviser                         (243,379)
Custodian fees paid indirectly                                           (3,237)
                                                                  -------------
      Net expenses                                                      700,981
                                                                  -------------
NET INVESTMENT INCOME (LOSS)                                          5,232,887
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                               1,770,896
Net realized gain (loss) on foreign currency transactions                 (211)
Net change in unrealized appreciation (depreciation) on
   investments                                                       (4,088,050)
Net change in unrealized appreciation (depreciation) on foreign
   currency translation                                                    (136)
                                                                  -------------
NET GAIN (LOSS) ON INVESTMENTS                                       (2,317,501)
                                                                  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                      $   2,915,386
                                                                  =============

16                  See Notes to Financial Statements

Phoenix Institutional Bond Fund

                   STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Year Ended              Year Ended
                                                                                     December 31, 2005      December 31, 2004
                                                                                     -----------------      -----------------
FROM OPERATIONS
   Net investment income (loss)                                                           $  5,232,887           $  7,406,005
   Net realized gain (loss)                                                                  1,770,685              2,346,364
   Net change in unrealized appreciation (depreciation)                                     (4,088,186)            (1,134,699)
                                                                                          ------------           ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               2,915,386              8,617,670
                                                                                          ------------           ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                           (4,171,536)            (6,733,937)
   Net investment income, Class Y                                                           (1,032,076)              (802,916)
                                                                                          ------------           ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                (5,203,612)            (7,536,853)
                                                                                          ------------           ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (116,690 and 303,675 shares, respectively)                  3,720,031              9,431,857
   Net asset value of shares issued from reinvestment of distributions
      (114,740 and 195,973 shares, respectively)                                             3,596,591              6,110,043
   Cost of shares repurchased (2,300,956 and 180,653 shares, respectively)                 (72,866,546)(1)         (5,686,234)
                                                                                          ------------           ------------
Total                                                                                      (65,549,924)             9,855,666
                                                                                          ------------           ------------
CLASS Y
   Proceeds from sales of shares (212,012 and 294,407 shares, respectively)                  6,703,895              9,383,115
   Net asset value of shares issued from reinvestment of distributions
      (32,974 and 25,720 shares, respectively)                                               1,032,076                802,916
   Cost of shares repurchased (125,571 and 102,859 shares, respectively)                    (3,972,214)            (3,264,550)
                                                                                          ------------           -------------
Total                                                                                        3,763,757              6,921,481
                                                                                          ------------           ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                               (61,786,167)            16,777,147
                                                                                          ------------           ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                   (64,074,393)            17,857,964
NET ASSETS
   Beginning of period                                                                     171,413,646            153,555,682
                                                                                          ------------           ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
      OF $30,202 AND $0, RESPECTIVELY]                                                    $107,339,253           $171,413,646
                                                                                          ============           ============

(1)   Includes realized gain in connection with a redemption in kind (See Note
      7).

                    See Notes to Financial Statements                         17

Phoenix Institutional Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS X
                                              ----------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31
                                              ----------------------------------------------------------------
                                                2005         2004         2003           2002         2001(2)
Net asset value, beginning of period          $   31.72    $   31.55    $   31.32     $    30.84     $   30.53
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                 1.43         1.47         1.73           2.04          2.22
   Net realized and unrealized gain (loss)        (0.59)        0.19         0.26           0.47          0.34
                                              ---------    ---------    ---------     ----------     ---------
      TOTAL FROM INVESTMENT OPERATIONS             0.84         1.66         1.99           2.51          2.56
                                              ---------    ---------    ---------     ----------     ---------
LESS DISTRIBUTIONS
   Dividends from net investment income           (1.48)       (1.49)       (1.76)         (2.03)        (2.25)
                                              ---------    ---------    ---------     ----------     ---------
      TOTAL DISTRIBUTIONS                         (1.48)       (1.49)       (1.76)         (2.03)        (2.25)
                                              ---------    ---------    ---------     ----------     ---------
Change in net asset value                         (0.64)        0.17         0.23           0.48          0.31
                                              ---------    ---------    ---------     ----------     ---------
NET ASSET VALUE, END OF PERIOD                $   31.08    $   31.72    $   31.55     $    31.32     $   30.84
                                              =========    =========    =========     ==========     =========
Total return                                       2.67%        5.39%        6.37%          8.30%         8.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $  83,104    $ 150,466    $ 139,574     $  145,555     $ 129,800

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          0.55%        0.55%        0.55%          0.55%         0.55%
   Gross operating expenses                        0.76%        0.67%        0.69%          0.69%         0.69%
   Net investment income                           4.52%        4.61%        5.44%          6.49%         7.02%
Portfolio turnover                                   76%          77%         104%           107%           99%

                                                                           CLASS Y
                                              ----------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31
                                              ----------------------------------------------------------------
                                                2005         2004         2003           2002         2001(2)
Net asset value, beginning of period          $   31.71    $   31.54    $   31.32     $    30.84     $   30.54
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                 1.36         1.38         1.63           1.97          2.14
   Net realized and unrealized gain (loss)        (0.60)        0.20         0.27           0.46          0.33
                                              ---------    ---------    ---------     ----------     ---------
      TOTAL FROM INVESTMENT OPERATIONS             0.76         1.58         1.90           2.43          2.47
                                              ---------    ---------    ---------     ----------     ---------
LESS DISTRIBUTIONS
   Dividends from net investment income           (1.40)       (1.41)       (1.68)         (1.95)        (2.17)
                                              ---------    ---------    ---------     ----------     ---------
      TOTAL DISTRIBUTIONS                         (1.40)       (1.41)       (1.68)         (1.95)        (2.17)
                                              ---------    ---------    ---------     ----------     ---------
Change in net asset value                         (0.64)        0.17         0.22           0.48          0.30
                                              ---------    ---------    ---------     ----------     ---------
NET ASSET VALUE, END OF PERIOD                $   31.07    $   31.71    $   31.54     $    31.32     $   30.84
                                              =========    =========    =========     ==========     =========
Total return                                       2.42%        5.14%        6.10%          8.02%         8.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $  24,235    $  20,948    $  13,982     $    5,702     $   7,623

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          0.80%        0.80%        0.80%          0.80%         0.80%
   Gross operating expenses                        1.01%        0.92%        0.95%          0.94%         0.94%
   Net investment income                           4.28%        4.33%        5.13%          6.26%         6.77%
Portfolio turnover                                   76%          77%         104%           107%           99%

(1)   Computed using average shares outstanding.

(2) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the period ended December 31, 2001, was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02, and increase the ratio of net investment income to average net assets from 6.95% to 7.02% and from 6.71% to 6.77% for class X and class Y, respectively.

18                  See Notes to Financial Statements

Phoenix Low-Duration Core Plus Bond Fund

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, DAVID L. ALBRYCHT, CFA

Q: HOW DID THE PHOENIX LOW-DURATION CORE PLUS BOND FUND PERFORM FOR ITS FISCAL YEAR ENDED DECEMBER 31, 2005?

A: As the Fund's inception date was February 28, 2005, it did not achieve a full year of performance as of December 31, 2005. However, for the period of February 28, 2005 through December 31, 2005, the Fund's Class X shares returned 1.57%, and Class Y shares returned 1.43%. For the same period, the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 2.39%, and the Merrill Lynch Short Term Medium Quality Corporate Bond Index, the Fund's style-specific benchmark, returned 2.06%. All figures assume reinvestment of distributions. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE FIXED INCOME MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: The broad U.S. bond market, represented by the Lehman Aggregate Bond Index, returned 2.43% for the year ended December 31, 2005. Short-term interest rates rose significantly over the course of the year as the Federal Reserve continued its campaign to remove its accommodative policy at a measured pace. The federal funds rate increased 2% from December 31, 2004 to a rate of 4.25% at December 31, 2005. Longer-term rates, however, did not rise proportionally, and 30-year Treasury rates declined slightly, amid a backdrop of mixed economic indicators and the expectation that the increase in oil prices will slow the economy. As a result, the yield curve flattened substantially.

      Fixed income returns across all investment grade bond sectors were modest in this environment. Foreign high quality sovereign debt generated the strongest returns, while investment grade corporate bonds underperformed. Emerging markets bonds outperformed all investment grade sectors, as we saw the continuation of strong and improving credit fundamentals in the sector.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD SINCE
INCEPTION?

A: The Fund benefited from its investment in spread sectors (non-Treasury) such as emerging markets, Yankee high quality, and non-agency residential mortgage-backed securities. During the year, these sectors continued to offer attractive yield and total return opportunities while adding diversification to the portfolio. Also, the emerging markets and Yankee high quality sectors were supported by improving country fundamentals and upgrades by the rating agencies.

      Relative to the Lehman Brothers Aggregate Bond Index, the Fund's overweight position to the corporate high quality sector hurt performance as this was one of the worst performing sectors within the Index for the 12 months ended December 31, 2005.

Leveraged buyout activity and the overall weakness of the auto industry contributed to the underperformance of the corporate high quality sector. The portfolio was also hurt by its allocation to non-U.S. dollar bonds as the U.S. dollar unexpectedly strengthened during the year.

                                                                    JANUARY 2006

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Low-Duration Core Plus Bond Fund

--------------------------------------------------------------------------------
TOTAL RETURNS(1)                                          PERIOD ENDING 12/31/05
--------------------------------------------------------------------------------

                                               SINCE INCEPTION   INCEPTION DATE
                                               ---------------   ---------------
Class X Shares                                      1.57%            2/28/05
Class Y Shares                                      1.43%            2/28/05

Lehman Brothers Aggregate Bond Index                2.39%            2/28/05

Merrill Lynch Short-Term Medium Quality
Corporate Bond Index                                2.06%            2/28/05

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTIONS OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

--------------------------------------------------------------------------------
GROWTH OF INITIAL INVESTMENT                                 PERIOD ENDING 12/31
--------------------------------------------------------------------------------

This chart assumes an initial gross investment of $5,000,000 made on 2/28/05 (inception of the fund) for Class X and $1,000,000 for Class Y shares. Performance assumes reinvestment of dividends and capital gains.

            [CHART OMITTED -- EDGAR REPRESENTATION OF DATA FOLLOWS]

                                                                  Merrill Lynch
                                                                   Short-Term
               Low-Duration     Low-Duration    Lehman Brothers   Medium Quality
              Core Plus Bond   Core Plus Bond   Aggregate Bond      Corporate
                  Class X          Class Y          Index          Bonds Index
              --------------   --------------   ---------------   --------------
 2/28/2005      $5,000,000       $1,000,000        $5,000,000      $5,000,000
12/30/2005       5,078,581(3)     1,014,254         5,119,688(1)    5,103,087(2)





(1)   Represents the ending value for the Lehman Brothers Aggregate Bond Index.

(2) Represents the ending value for the Merrill Lynch Short-Term Medium Quality Corporate Bond Index.

(3)   Represents the ending value for Low-Duration Core Plus Bond Class X.

For information regarding the index, see the glossary on page 3.

Phoenix Low-Duration Core Plus Bond Fund

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Low-Duration Core Plus Bond Fund, you incur ongoing costs, including investment advisory fees, service fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

      Low-Duration           Beginning          Ending         Expenses Paid
 Core Plus Bond Fund       Account Value     Account Value         During
        Class X            June 30, 2005   December 31, 2005      Period*
-----------------------   --------------   -----------------   --------------
Actual                       $1,000.00         $1,007.10           $2.53

Hypothetical (5% return
   before expenses)           1,000.00          1,022.65            2.55

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 0.50%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS X RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV SINCE INCEPTION WAS 1.57%. AN INVESTMENT OF $1,000.00 AT FEBRUARY 28, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT DECEMBER 31, 2005, OF $1,015.70.

      Low-Duration           Beginning          Ending         Expenses Paid
 Core Plus Bond Fund       Account Value     Account Value         During
        Class Y            June 30, 2005   December 31, 2005      Period*
-----------------------   --------------   -----------------   --------------
Actual                       $1,000.00         $1,006.50           $3.79

Hypothetical (5% return
   before expenses)           1,000.00          1,021.38            3.83

* EXPENSES ARE EQUAL TO THE FUND'S CLASS Y ANNUALIZED EXPENSE RATIO OF 0.75%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS Y RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV SINCE INCEPTION WAS 1.43%. AN INVESTMENT OF $1,000.00 AT FEBRUARY 28, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT DECEMBER 31, 2005, OF $1,014.30.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Low-Duration Core Plus Bond Fund

--------------------------------------------------------------------------------
    TEN LARGEST HOLDINGS AT DECEMBER 31, 2005 (AS A PERCENTAGE OF TOTAL NET
                                   ASSETS)(j)
--------------------------------------------------------------------------------
 1.  FNMA 6%, 2/1/35                                                        2.8%
 2.  Republic of Venezuela RegS 5.375%, 8/7/10                              2.1%
 3.  CS First Boston Mortgage Securities Corp. 98-C1 B 6.59%, 5/17/40       2.0%
 4.  FNMA 5.50%, 10/1/18                                                    2.0%
 5.  Federative Republic of Brazil 9.25%, 10/22/10                          2.0%
 6.  Renaissance Home Equity Loan Trust 05-1, AF2 4.263%, 5/25/35           1.9%
 7.  Onyx Acceptance Owners Trust 03-D, A4 3.20%, 3/15/10                   1.9%
 8.  San Bernardino County Finance Authority Pension Obligation Taxable
     6.99%, 8/1/10                                                          1.8%
 9.  FNMA 5.50%, 2/1/35                                                     1.7%
10.  FNMA 4.50%, 12/1/19                                                    1.7%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/05
--------------------------------------------------------------------------------

            [CHART OMITTED -- EDGAR REPRESENTATION OF DATA FOLLOWS]

As a percentage of total investments

               o  Domestic Corporate Bonds                24%
               o  Non-Agency Mortgage-Backed Securities   17
               o  Foreign Government Bonds                15
               o  Agency Mortgage-Backed Securities       12
               o  Foreign Corporate Bonds                  9
               o  Asset-Backed Securities                  8
               o  Loan Agreements                          6
               o  Other                                    9


                            SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
U.S. GOVERNMENT SECURITIES--0.7%

U.S. TREASURY NOTES--0.7%
U.S. Treasury Note 3.875%, 9/15/10 ...................   $    75    $    73,438
U.S. Treasury Note 4.25%, 10/15/10 ...................        40         39,791
-------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $113,324)                                              113,229
-------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--12.3%
FNMA 5.50%, 10/1/18 ..................................       305        307,017
FNMA 5%, 12/1/18 .....................................       111        109,583
FNMA 4.50%, 12/1/19 ..................................       267        260,048
FNMA 5%, 12/1/19 .....................................       144        142,496
FNMA 5.50%, 2/1/35 ...................................       263        260,164
FNMA 6%, 2/1/35 ......................................       429        432,884
FNMA 5%, 8/25/35 .....................................        21         21,093

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------

FNMA 5%, 8/25/35 .....................................   $   206    $   204,562
FNMA 5.50%, 9/25/35 ..................................       136        136,504
-------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,893,847)                                          1,874,351
-------------------------------------------------------------------------------

MUNICIPAL BONDS--3.3%

CALIFORNIA--1.8%
San Bernardino County Finance Authority Pension
Obligation Taxable 6.99%, 8/1/10 (MBIA Insured) ......       250        271,905

ILLINOIS--0.9%
McHenry County Community Unit School District
No. 12 Taxable 5%, 12/1/11 (FSA Insured) .............       140        141,275

Phoenix Low-Duration Core Plus Bond Fund

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
PENNSYLVANIA--0.6%
City of Philadelphia Industrial Development
Authority Pension Obligation Taxable Series A
5.89%, 4/15/11 (MBIA Insured) ........................   $    20    $    21,061
Philadelphia School District Taxable Series C
4.29%, 7/1/10 (FSA Insured) ..........................        75         73,236
                                                                    -----------
                                                                         94,297
                                                                    -----------
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $515,113)                                              507,477
-------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--8.6%
Chase Funding Mortgage Loan Trust 02-2, 1M2
6.042%, 3/25/31 ......................................        88         87,783
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
4.622%, 11/25/35(d) ..................................        75         74,156
Great America Leasing Receivables 05-1, A4 144A
4.969%, 8/20/10(b) ...................................        70         69,737
GSAA Home Equity Trust 04-10, AF2 4.22%,
8/25/34(d) ...........................................       100         99,046
GSAA Home Equity Trust 04-5, AF2 4.736%,
6/25/34(d) ...........................................       188        187,180
Onyx Acceptance Owners Trust 03-D, A4 3.20%,
3/15/10 ..............................................       300        295,509
Renaissance Home Equity Loan Trust 05-1, AF2
4.263%, 5/25/35(d) ...................................       300        296,250
Renaissance Home Equity Loan Trust 05-3, AF3
4.814%, 11/25/35(d) ..................................       100         98,503
Soundview Home Equity Loan Trust 05-CTX1, A3
5.32%, 11/25/35(d) ...................................       100         99,375
-------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,317,555)                                          1,307,539
-------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--24.8%

AIRLINES--2.6%
Continental Airlines, Inc. 01-1 6.703%, 6/15/21 ......       123        119,648
Continental Airlines, Inc. 98-1 A 6.648%, 9/15/17 ....        32         31,298
Delta Air Lines, Inc. 02-1, G-1 6.718%, 1/2/23 .......       249        252,791
                                                                    -----------
                                                                        403,737
                                                                    -----------

APPLICATION SOFTWARE--0.8%
Activant Solutions, Inc. 144A 10.054%, 4/1/10(b)(d) ..       125        129,531

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Nuveen Investments, Inc. 5%, 9/15/10 .................        35         34,438

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
AUTOMOBILE MANUFACTURERS--1.8%
American Honda Finance Corp. 144A 4.25%,
3/11/08(b) ...........................................   $   250    $   247,043
DaimlerChrysler NA Holding Corp. 4.875%,
6/15/10(i) ...........................................        25         24,410
                                                                    -----------
                                                                        271,453
                                                                    -----------

AUTOMOTIVE RETAIL--0.2%
Hertz Corp. 144A 8.875%, 1/1/14(b) ...................        30         30,713

BROADCASTING & CABLE TV--2.1%
COX Communications, Inc. 6.75%, 3/15/11 ..............       230        240,513
Echostar DBS Corp. 6.375%, 10/1/11 ...................        75         72,562
                                                                    -----------
                                                                        313,075
                                                                    -----------

CASINOS & GAMING--0.8%
MGM Mirage, Inc. 6%, 10/1/09 .........................       125        124,844

COMMODITY CHEMICALS--0.3%
NOVA Chemicals Corp. 144A 7.561%, 11/15/13(b)(d) .....        49         50,286

COMMUNICATIONS EQUIPMENT--1.0%
Corning, Inc. 6.30%, 3/1/09 ..........................        75         76,979
Lucent Technologies, Inc. 5.50%, 11/15/08 ............        75         75,000
                                                                    -----------
                                                                        151,979
                                                                    -----------

CONSUMER FINANCE--1.8%
Ford Motor Credit Co. 7.26%, 11/2/07(d) ..............        15         14,342
Ford Motor Credit Co. 6.625%, 6/16/08 ................        20         18,141
Ford Motor Credit Co. 8.625%, 11/1/10 ................       125        113,999
General Motors Acceptance Corp. 6.125%, 9/15/06 ......        60         58,291
General Motors Acceptance Corp. 6.875%, 9/15/11 ......        72         65,735
                                                                    -----------
                                                                        270,508
                                                                    -----------

ELECTRIC UTILITIES--1.6%
Consumers Energy Co. Series H 4.80%, 2/17/09 .........       245        241,827

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc. Series B 5.75%,
2/15/11 ..............................................        50         47,625

HEALTH CARE DISTRIBUTORS--0.1%
AmerisourceBergen Corp. 144A 5.625%, 9/15/12(b) ......        15         15,000

HEALTH CARE EQUIPMENT--0.2%
Fisher Scientific International, Inc. 144A 6.125%,
7/1/15(b) ............................................        25         25,125

Phoenix Low-Duration Core Plus Bond Fund

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
LIFE & HEALTH INSURANCE--1.6%
Jackson National Life Global Funding 144A 4.92%,
2/10/10(b)(d) ........................................   $   250    $   239,062

METAL & GLASS CONTAINERS--0.8%
Ball Corp. 6.875%, 12/15/12 ..........................       125        129,688

OIL & GAS EXPLORATION & PRODUCTION--0.9%
Forest Oil Corp. 8%, 6/15/08 .........................       125        130,937

OIL & GAS STORAGE & TRANSPORTATION--0.3%
Kinder Morgan Finance Co. 144A 5.35%, 1/5/11(b) ......        50         50,072

OTHER DIVERSIFIED FINANCIAL SERVICES--1.5%
Bosphorus Financial Services Ltd. 144A 6.14%,
2/15/12(b)(d) ........................................       100        100,513
Erac USA Finance Co. 144A 5.30%, 11/15/08(b) .........        30         30,112
Textron Financial Corp. 4.60%, 5/3/10 ................       100         98,516
                                                                    -----------
                                                                        229,141
                                                                    -----------

PACKAGED FOODS & MEATS--0.5%
Dean Foods Co. 6.625%, 5/15/09 .......................        75         76,781

PAPER PRODUCTS--0.8%
Bowater, Inc. 7.491%, 3/15/10(d) .....................       125        123,750

REITS--1.3%
Brandywine Operating Partnership LP 5.625%,
12/15/10 .............................................        75         75,056
iStar Financial, Inc. 5.375%, 4/15/10 ................        75         74,330
Simon Property Group LP 4.60%, 6/15/10 ...............        50         48,743
                                                                    -----------
                                                                        198,129
                                                                    -----------

SPECIALIZED CONSUMER SERVICES--0.9%
Service Corporation International 7.70%, 4/15/09 .....       125        131,875

TOBACCO--0.3%
Reynolds (R.J.) Tobacco Holdings, Inc. 144A 6.50%,
7/15/10(b) ...........................................        40         40,000

TRADING COMPANIES & DISTRIBUTORS--0.5%
United Rentals North America, Inc. 6.50%, 2/15/12 ....        75         73,406

WIRELESS TELECOMMUNICATION SERVICES--1.6%
Nextel Communications, Inc. Series E 6.875%,
10/31/13 .............................................       235        245,155
-------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $3,851,950)                                          3,778,137
-------------------------------------------------------------------------------

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--17.1%
Adjustable Rate Mortgage Trust 05-3, 2A1 4.716%,
7/25/35(d) ...........................................   $   216    $   212,712
Bear Stearns Structured Products, Inc. 05-10 144A
6.879%, 4/26/35(b)(d) ................................        90         89,289
Chase Mortgage Finance Corp. 04-S3, 3A1 6%,
3/25/34 ..............................................       120        119,732
Countrywide Home Loan Mortgage Pass-Through
Trust 04-12, 12A1 4.794%, 8/25/34(d) .................       118        116,194
Countrywide Home Loan Mortgage Pass-Through
Trust 04-13, 1A1 5.50%, 8/25/34 ......................        90         89,618
Crown Castle Towers LLC 05-1A, AFX 144A
4.643%, 6/15/35(b) ...................................        75         73,454
CS First Boston Mortgage Securities Corp. 98-C1
B 6.59%, 5/17/40 .....................................       300        311,106
CS First Boston Mortgage Securities Corp. 99-C1,
A2 7.29%, 9/15/41 ....................................       150        159,601
First Horizon Mortgage Pass-Through Trust 04-AR4,
2A1 4.422%, 8/25/34(d) ...............................       146        143,308
Harborview Mortgage Loan Trust 05-9, B5 5.37%,
6/20/35(d) ...........................................        75         74,036
Harborview Mortgage Loan Trust 05-9, B6 5.52%,
6/20/35(d) ...........................................        50         49,615
Residential Funding Mortgage Securities I, Inc.
05-SA1, 2A 4.897%, 3/25/35(d) ........................       180        178,104
Starwood Commercial Mortgage Trust 99-C1A, A1
144A 6.60%, 2/3/14(b) ................................       237        242,478
Structured Asset Securities Corp. 03-32, 1A1
5.29%, 11/25/33(d) ...................................        67         65,290
Structured Asset Securities Corp. 05-1, 6A1 6%,
2/25/35 ..............................................       169        169,041
Wells Fargo Mortgage Backed Securities Trust
04-BB, A1 4.572%, 1/25/35(d) .........................       191        187,577
Wells Fargo Mortgage Backed Securities Trust
04-EE, 2A3 3.989%, 1/25/35(d) ........................       192        186,773
Wells Fargo Mortgage Backed Securities Trust 05-5,
1A1 5%, 5/25/20 ......................................        64         63,338
Wells Fargo Mortgage Backed Securities Trust
05-AR10, 2A16 4.11%, 6/25/35(d) ......................        75         73,102
-------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,639,702)                                          2,604,368
-------------------------------------------------------------------------------

Phoenix Low-Duration Core Plus Bond Fund

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
FOREIGN GOVERNMENT SECURITIES--15.6%

AUSTRALIA--0.5%
Commonwealth of Australia Series 1106 6.75%,
11/15/06 .............................................       100(f) $    74,121

BRAZIL--4.1%
Federative Republic of Brazil 9.25%, 10/22/10 ........   $   270        302,805
Federative Republic of Brazil 5.25%, 4/15/12(d) ......       115        113,561
Federative Republic of Brazil 5.25%, 4/15/12(d) ......        73         71,922
Federative Republic of Brazil 10.25%, 6/17/13 ........        95        114,475
Federative Republic of Brazil 10.50%, 7/14/14 ........        20         24,560
                                                                    -----------
                                                                        627,323
                                                                    -----------

CHILE--1.0%
Republic of Chile 5.625%, 7/23/07 ....................       150        151,695

COLOMBIA--0.9%
Republic of Colombia 9.75%, 4/23/09 ..................        65         73,645
Republic of Colombia 10%, 1/23/12 ....................        50         59,750
                                                                    -----------
                                                                        133,395
                                                                    -----------

MEXICO--0.8%
United Mexican States 8.375%, 1/14/11 ................       100        114,000

NEW ZEALAND--0.5%
Commonwealth of New Zealand Series 206 6.50%,
2/15/06 ..............................................       120(g)      81,888

PERU--0.3%
Republic of Peru 8.375%, 5/3/16 ......................        40         44,100

PHILIPPINES--0.9%
Republic of Philippines 8.375%, 3/12/09 ..............       100        107,250
Republic of Philippines 8.375%, 2/15/11 ..............        30         32,550
                                                                    -----------
                                                                        139,800
                                                                    -----------

RUSSIA--0.7%
Russian Federation RegS 8.25%, 3/31/10(e) ............        65         69,186
Russian Federation RegS 5%, 3/31/30(d)(e) ............        35         39,550
                                                                    -----------
                                                                        108,736
                                                                    -----------

TURKEY--1.6%
Republic of Turkey 11.75%, 6/15/10 ...................       175        215,250
Republic of Turkey 11.50%, 1/23/12 ...................        25         31,844
                                                                    -----------
                                                                        247,094
                                                                    -----------

VENEZUELA--4.3%
Republic of Venezuela 10.75%, 9/19/13 ................       200        246,500

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
VENEZUELA--CONTINUED
Republic of Venezuela 8.50%, 10/8/14 .................   $    70    $    77,175
Republic of Venezuela RegS 5.375%, 8/7/10(e) .........       340        325,550
                                                                    -----------
                                                                        649,225
                                                                    -----------

-------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,360,385)                                          2,371,377
-------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--8.7%

AUSTRALIA--1.6%
Westfield Capital Corp. 144A 4.375%, 11/15/10(b) .....       250        241,987

BRAZIL--0.2%
Petrobras International Finance 9.875%, 5/9/08 .......        30         32,887

CANADA--0.9%
Rogers Wireless Communications, Inc. 8%,
12/15/12 .............................................       125        132,960

CHILE--0.3%
Empresa Nacional de Electricidad SA 7.75%,
7/15/08 ..............................................        40         42,253

GERMANY--1.6%
Deutsche Telekom International Finance BV 8%,
6/15/10 ..............................................       210        238,092

INDIA--0.5%
ICICI Bank Ltd. Singapore 144A 5.75%, 11/16/10(b) ....        50         50,234
Vedanta Resources plc 144A 6.625%, 2/22/10(b) ........        30         29,216
                                                                    -----------
                                                                         79,450
                                                                    -----------

MEXICO--0.7%
America Movil SA de CV 4.841%, 4/27/07(d) ............       100        100,200

POLAND--0.5%
Telekomunikacja Polska SA Finance BV 144A
7.75%, 12/10/08(b) ...................................        75         80,327

RUSSIA--1.5%
Gazprom OAO 144A 5.625%, 7/22/13(b) ..................       235        233,731

SINGAPORE--0.3%
Chartered Semiconductor Manufacturing Ltd.
5.75%, 8/3/10 ........................................        40         39,860

SOUTH KOREA--0.6%
Korea Development Bank 3.875%, 3/2/09 ................       100         96,754
-------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,335,385)                                          1,318,501
-------------------------------------------------------------------------------

26                       See Notes to Financial Statements

Phoenix Low-Duration Core Plus Bond Fund

                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                      -------   -------------
DOMESTIC CONVERTIBLE BONDS--0.3%

PHARMACEUTICALS--0.3%
Par Pharmaceutical Cos., Inc. Cv. 2.875%, 9/30/10 ..  $    60   $      49,800
-----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $48,636)                                              49,800
-----------------------------------------------------------------------------

LOAN AGREEMENTS(d)--6.5%

BROADCASTING & CABLE TV--0.7%
Charter Communications Operating LLC Tranche
B 6.90%, 4/27/11 ...................................       75          75,281
DIRECTV Holdings LLC Tranche B 5.004%, 4/13/13 .....       33          33,667
                                                                -------------
                                                                      108,948
                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Solar Capital Corp. Tranche 6.20%, 2/11/13 .........       50          50,249

DEPARTMENT STORES--0.5%
Neiman-Marcus Group, Inc. (The) Tranche 6.706%,
4/6/13 .............................................       75          75,656

DIVERSIFIED CHEMICALS--0.2%
Huntsman Corp. Tranche B 6.25%, 8/16/12 ............       25          25,141

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
Johnson Diversey, Inc. Tranche B 12%, 12/30/12 .....       25          25,266

ENVIRONMENTAL & FACILITIES SERVICES--0.8%
Allied Waste North America, Inc. Tranche 5.504%,
1/15/12 ............................................       86          86,685
Allied Waste North America, Inc. Tranche A
5.266%, 1/15/12 ....................................       33          33,655
                                                                -------------
                                                                      120,340
                                                                -------------

                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                      -------   -------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
Mosaic Global Holdings, Inc. Tranche B 4.766%,
2/21/12 ............................................  $    75   $      75,278

HEALTH CARE FACILITIES--0.9%
LifePoint Hospitals, Inc. Tranche B 5.129%, 4/15/12       137         137,986

HEALTH CARE SERVICES--0.4%
Davita, Inc. Tranche B 6.04%, 10/5/12 ..............       58          58,294

INTEGRATED TELECOMMUNICATION SERVICES--0.7%
NTELOS, Inc. Tranche B 5.766%, 8/24/11 .............       99         100,303

PAPER PRODUCTS--0.5%
NewPage Corp. Tranche B 6.504%, 5/2/11 .............       75          75,937

PHOTOGRAPHIC PRODUCTS--0.5%
Eastman Kodak Co. Tranche B 6.424%, 10/18/12 .......       78          77,941

RESTAURANTS--0.3%
Burger King Corp. Tranche B 5.364%, 7/13/12 ........       50          50,558
-----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $975,573)                                            981,897
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.9%
(IDENTIFIED COST $15,051,470)                                      14,906,676
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--3.7%

COMMERCIAL PAPER(h)--3.7%
UBS Finance Delaware LLC 4.19%, 1/3/06 .............      570         569,867
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $569,867)                                            569,867
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.6%
(IDENTIFIED COST $15,621,337)                                      15,476,543(a)
Other assets and liabilities, net--(1.6)%                            (243,955)
                                                                -------------
NET ASSETS--100.0%                                              $  15,232,588
                                                                =============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $39,327 and gross depreciation of $190,019 for federal income tax purposes. At December 31, 2005, the aggregate cost of securities for federal income tax purposes was $15,627,235.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to a value of $2,067,910 or 13.6% of net assets.

(c) Foreign corporate bonds are determined based on the country in which the security is issued. The country at risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

(f)   Par value represents Australian Dollar.

(g)   Par value represents New Zealand Dollar.

(h)   The rate shown is the discount rate.

(i)   All or a portion segregated as collateral for unfunded loan commitments.

(j)   Table excludes short-term investments.

                      See Notes to Financial Statements                       27

Phoenix Low-Duration Core Plus Bond Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005

ASSETS
Investment securities at value
   (Identified cost 15,621,337)                                   $  15,476,543
Cash                                                                      9,316
Receivables
   Interest                                                             148,298
   Investment securities sold                                             9,939
Prepaid expenses                                                          9,528
                                                                  -------------
      Total assets                                                   15,653,624
                                                                  -------------

LIABILITIES
Payables
   Investment securities purchased                                      377,740
   Transfer agent fee                                                     6,244
   Financial agent fee                                                    3,551
   Trustees' fee                                                          1,785
   Dividend distributions                                                 1,589
   Service fee                                                            1,071
   Investment advisory fee                                                  518
   Other accrued expenses                                                28,538
                                                                  -------------
      Total liabilities                                                 421,036
                                                                  -------------
NET ASSETS                                                        $  15,232,588
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $  15,501,251
Distributions in excess of net investment income                        (30,730)
Accumulated net realized loss                                           (93,092)
Net unrealized depreciation                                            (144,841)
                                                                  -------------
NET ASSETS                                                        $  15,232,588
                                                                  =============
CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $10,162,128)                   1,034,336
Net asset value and offering price per share                              $9.82

CLASS Y
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $5,070,460)                      516,423
Net asset value and offering price per share                              $9.82

                            STATEMENT OF OPERATIONS
                        FROM INCEPTION FEBRUARY 28, 2005
                              TO DECEMBER 31, 2005

INVESTMENT INCOME
Interest                                                          $     633,418
                                                                  -------------
      Total investment income                                           633,418
                                                                  -------------
EXPENSES
Investment advisory fee                                                  56,733
Service fees, Class Y                                                    10,499
Financial agent fee                                                      35,931
Transfer agent                                                           31,303
Registration                                                             27,090
Professional                                                             24,442
Trustees                                                                 24,400
Custodian                                                                12,184
Printing                                                                 10,032
Miscellaneous                                                            23,679
                                                                  -------------
      Total expenses                                                    256,293
Less expenses reimbursed by investment adviser                         (182,351)
Custodian fees paid indirectly                                             (396)
                                                                  -------------
      Net expenses                                                       73,546
                                                                  -------------
NET INVESTMENT INCOME (LOSS)                                            559,872
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                (122,255)
Net realized gain (loss) on foreign currency transactions               (58,599)
Net change in unrealized appreciation (depreciation) on
   investments                                                         (144,794)
Net change in unrealized appreciation (depreciation) on
   foreign currency translation                                             (47)
                                                                  -------------
NET GAIN (LOSS) ON INVESTMENTS                                         (325,695)
                                                                  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                      $     234,177
                                                                  =============

28                      See Notes to Financial Statements

Phoenix Low-Duration Core Plus Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                From Inception
                                                                                             February 28, 2005 to
                                                                                               December 31, 2005
                                                                                             --------------------
FROM OPERATIONS
   Net investment income (loss)                                                                       $   559,872
   Net realized gain (loss)                                                                              (180,854)
   Net change in unrealized appreciation (depreciation)                                                  (144,841)
                                                                                                      -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                            234,177
                                                                                                      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                                        (340,144)
   Net investment income, Class Y                                                                        (162,696)
                                                                                                      -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                             (502,840)
                                                                                                      -----------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (1,000,000 shares)                                                    10,000,000
   Net asset value of shares issued from reinvestment of distributions (34,336 shares)                    339,090
                                                                                                      -----------
Total                                                                                                  10,339,090
                                                                                                      -----------
CLASS Y
   Proceeds from sales of shares (500,000 shares)                                                       5,000,000
   Net asset value of shares issued from reinvestment of distributions (16,423 shares)                    162,161
                                                                                                      -----------
Total                                                                                                   5,162,161
                                                                                                      -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                           15,501,251
                                                                                                      -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                               15,232,588
                                                                                                      -----------
NET ASSETS
   Beginning of period                                                                                         --
                                                                                                      -----------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF ($30,730)]            $15,232,588
                                                                                                      ===========

                        See Notes to Financial Statements                     29

Phoenix Low-Duration Core Plus Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                 CLASS X
                                                           --------------------
                                                              FROM INCEPTION
                                                             FEBRUARY 28, 2005
                                                           TO DECEMBER 31, 2005
                                                           --------------------
Net asset value, beginning of period                             $10.00

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                                 0.37
   Net realized and unrealized gain (loss)                        (0.22)
                                                               --------
      TOTAL FROM INVESTMENT OPERATIONS                             0.15
                                                               --------
LESS DISTRIBUTIONS
   Dividends from net investment income                           (0.33)
                                                               --------
      TOTAL DISTRIBUTIONS                                         (0.33)
                                                               --------
Change in net asset value                                         (0.18)
                                                               --------
NET ASSET VALUE, END OF PERIOD                                    $9.82
                                                               ========
Total return                                                       1.57%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                        $10,162

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                          0.50%(2)
   Gross operating expenses                                        1.96%(2)
   Net investment income                                           4.54%(2)
Portfolio turnover                                                   77%(3)

                                                                 CLASS Y
                                                           --------------------
                                                              FROM INCEPTION
                                                             FEBRUARY 28, 2005
                                                           TO DECEMBER 31, 2005
                                                           --------------------
Net asset value, beginning of period                             $10.00

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                                 0.35
   Net realized and unrealized gain (loss)                        (0.21)
                                                               --------
      TOTAL FROM INVESTMENT OPERATIONS                             0.14
                                                               --------
LESS DISTRIBUTIONS
   Dividends from net investment income                           (0.32)
                                                               --------
      TOTAL DISTRIBUTIONS                                         (0.32)
                                                               --------
Change in net asset value                                         (0.18)
                                                               --------
NET ASSET VALUE, END OF PERIOD                                    $9.82
                                                               ========
Total return                                                       1.43%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                         $5,071

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                          0.75%(2)
   Gross operating expenses                                        2.21%(2)
   Net investment income                                           4.29%(2)
Portfolio turnover                                                   77%(3)

(1)   Computed using average shares outstanding.

(2)   Annualized.

(3)   Not annualized.

30                      See Notes to Financial Statements

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

1. ORGANIZATION

      Phoenix Institutional Mutual Funds (the "Trust") is organized as a Delaware business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      Currently two Funds are offered for sale (each a "Fund"). The Phoenix Institutional Bond Fund ("Institutional Bond Fund") is diversified and has an investment objective to generate a high level of current income and appreciation of capital consistent with prudent investment risk. The Phoenix Low-Duration Core Plus Bond Fund ("Low-Duration Core Plus Bond Fund") is diversified and has a primary objective to provide high current income while attempting to limit changes in the Fund's net asset value per share caused by interest rate changes.

      The Funds offer the following classes of shares for sale:

                                                               Class X   Class Y
                                                               -------   -------
Institutional Bond Fund ..............                              x         x
Low-Duration Core Plus Bond Fund .....                              x         x

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares, except that Class X bears no distribution or service expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain securities held by the Trust were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At December 31, 2005, the total value of these securities represented approximately 4.78% of net assets of the Institutional Bond Fund and approximately 3.16% of net assets of the Low-Duration Core Plus Bond Fund.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by each Fund on the ex-dividend date. For the Low-Duration Core Plus Bond Fund, income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 (CONTINUED)

E. EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:

      Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

I. WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS:

      Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J. LOAN AGREEMENTS:

      Each Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Each Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each fund.

                                                                1st $1    $1 +
                                                               Billion   Billion
                                                               -------   -------
Institutional Bond Fund ................................        0.45%     0.40%
Low-Duration Core Plus Bond Fund .......................        0.45%     0.45%

      The Adviser has voluntarily agreed to the reimburse the total operating expenses of the Institutional Bond Fund, (excluding interest, taxes, brokerage fees, commissions and extraordinary expenses) until April 30, 2006, to the extent that such expenses exceed the following percentages of average annual net assets:

                                                               Class X   Class Y
                                                               -------   -------
Institutional Bond Fund ................................        0.55%     0.80%

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 (CONTINUED)

      The Adviser has contractually agreed to reimburse the total operating expenses of the Low-Duration Core Plus Bond Fund, (excluding interest, taxes, brokerage fees, commissions and extraordinary expenses) until April 30, 2006, to the extent that such expenses exceed the following percentages of average annual net assets:

                                                               Class X   Class Y
                                                               -------   -------
Low-Duration Core Plus Bond Fund .......................        0.50%     0.75%

      The Adviser will not seek to recapture any operating expenses reimbursed under these agreements.

      Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, serves as the national distributor of each Fund's shares. Each Fund pays PEPCO a service fee at an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class.

      As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the fiscal year ("the period") ended December 31, 2005 the Trust incurred financial agent fees totaling $133,945.

      PEPCO serves as the Trust's transfer agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended December 31, 2005, transfer agent fees were $65,153 as reported in the Statement of Operations, of which PEPCO retained $0.

      PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                                    Aggregate
                                                                    Net Asset
                                                      Shares          Value
                                                     ---------     ------------
Institutional Bond Fund
   -- Class Y ...................................      657,023     $ 20,413,705
Low-Duration Core Plus Bond Fund
   -- Class X ...................................    1,034,336       10,162,128
   -- Class Y ...................................      516,423        5,070,460

4. PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities (excluding U.S. Government and agency securities, forward currency contracts, and short-term securities) for the period ended December 31, 2005, were as follows:

                                                     Purchases         Sales
                                                   ------------     ------------
Institutional Bond Fund .......................    $ 52,069,632     $ 84,566,648
Low-Duration Core Plus Bond Fund ..............      20,863,672        8,248,701

      Purchases and sales of long-term U.S. Government and agency securities for the period ended December 31, 2005, were as follows:

                                                     Purchases         Sales
                                                   ------------     ------------
Institutional Bond Fund .......................    $ 36,909,526     $ 63,660,972
Low-Duration Core Plus Bond Fund ..............       4,742,044        2,622,374

5. CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Each Fund may invest a high percentage of its assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser to accurately predict risk.

6. ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedules of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 (CONTINUED)

      At December 31, 2005, the Institutional Bond Fund held the following restricted security:

                                                      Market
                     Acquisition   Acquisition       Value at           % of
                        Date          Cost       December 31, 2005   Net Assets
                     -----------   -----------   -----------------   ----------
Northampton Pulp
  LLC ............    12/30/99      $ 184,367        $  3,128            0%

      The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

7. 10% SHAREHOLDERS

      As of December 31, 2005, each Fund had a shareholder who individually owned more than 10% of shares outstanding as follows:

                                                                     % of Shares
                                                                     Outstanding
                                                                     -----------
Institutional Bond Fund ................................                 27%
Low-Duration Core Plus Bond Fund .......................                100%

      During the period ended December 31, 2005, the Institutional Bond Fund distributed securities in lieu of cash for an institutional shareholder redemption. The shareholder received a pro-rata portion of the Fund's holdings. The value of the redemption was $51,212,520 (of which $1,145,444 was a realized gain for financial reporting purposes). Institutional shares of 1,617,578 were redeemed from the Fund as part of this transaction.

8. INDEMNIFICATIONS

      Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the SEC Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

10. FEDERAL INCOME TAX INFORMATION

      The Funds have capital loss carryovers, which may be used to offset future capital gains, as follows:

                                         Expiration Year
                  -------------------------------------------------------------
                     2007          2008         2011        2013        Total
                  -----------   -----------   ---------   --------   -----------
Institutional
   Bond Fund      $ 2,332,875   $ 2,194,743   $ 364,396   $     --   $ 4,892,014
Low-Duration
   Core Plus
   Bond Fund               --            --          --     86,236        86,236

      The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on the investments prior to the expiration of the capital loss carryover.

      For the period ended December 31, 2005, the Institutional Bond Fund utilized losses of $690,607 deferred in prior years against current year capital gain.

      Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended December 31, 2005 the Funds deferred and recognized post-October losses as follows:

                                                              Capital   Currency
                                                             Deferred   Deferred
                                                             --------   --------
Institutional Bond Fund ................................     $ 68,212   $     --
Low-Duration Core Plus Bond Fund .......................          958     32,705

      The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                                   Undistributed   Undistributed
                                                     Ordinary        Long-Term
                                                      Income       Capital Gains
                                                   -------------   -------------
Institutional Bond Fund .........................    $ 30,202        $    --
Low-Duration Core Plus Bond Fund ................       1,975             --

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 (CONTINUED)

      The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

11. RECLASSIFICATION OF CAPITAL ACCOUNTS

      For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of December 31, 2005, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                                   Capital paid     Accumulated   Undistributed
                                   in on Shares         Net            Net
                                   of Beneficial     Realized      Investment
                                     Interest       Gain (Loss)   Income (Loss)
                                   -------------   ------------   -------------

Institutional Bond Fund            $   1,147,363   $ (1,148,290)  $         927
Low-Duration Core Plus
   Bond Fund                                  --         87,762         (87,762)

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Trustees of
Phoenix Institutional Mutual Funds and
Shareholders of
Phoenix Institutional Bond Fund and
Phoenix Low-Duration Core Plus Bond Fund

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Institutional Bond Fund and Phoenix Low-Duration Core Plus Bond Fund (constituting Phoenix Institutional Mutual Funds, hereafter referred to as the "Trust") at December 31, 2005 and the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 17, 2006

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX INSTITUTIONAL BOND FUND (THE "FUND")
DECEMBER 31, 2005 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory agreement. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund. Pursuant to the Advisory Agreement PIC provides advisory services to the Fund.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC and its affiliates comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC and its affiliates showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC and its affiliates covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board also considered the experience of PIC as an investment advisor and the experience of the team of portfolio managers that manage the Fund. In this regard, the Board noted that PIC had been in the investment management business for over 70 years. Turning to compensation, the Board noted that a primary factor in PIC's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which aligned their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of PIC's compliance program. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its relevant market index for the 1, 3, 5, 10 and year-to-date periods, while also ranking very high among its peer group for the year-to-date, 1 and 10 year periods, and the Board concluded that the Fund's performance was reasonable.

      PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the fee waiver provided to the Fund. The Board concluded that the profitability to PIC from the Fund was reasonable.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that the total expenses of the Fund were less than the average total expenses for comparable funds and that the management fee was lower than the median for the peer group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its expense group as shown in the Lipper report and concluded that such fee and expenses were reasonable.

      ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management. The Board also noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX LOW-DURATION CORE PLUS BOND FUND (THE "FUND")
DECEMBER 31, 2005 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory agreement. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund. Pursuant to the Advisory Agreement PIC provides advisory services to the Fund.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC and its affiliates comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC and its affiliates showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC and its affiliates covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board also considered the experience of PIC as an investment advisor and the experience of the team of portfolio managers that manage the Fund. In this regard, the Board noted that PIC had been in the investment management business for over 70 years. Turning to compensation, the Board noted that a primary factor in PIC's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which aligned their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of PIC's compliance program. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the six month period ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had exceeded the Lipper peer group average for its investment style for the six month period and concluded that the Fund's performance was reasonable.

      PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the reimbursements provided to the Fund. The Board concluded that the profitability to PIC from the Fund was reasonable.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that the total expenses of the Fund were higher than the average total expenses for comparable funds and that the management fee was equal to the median for the peer group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its expense group as shown in the Lipper report and concluded that such fee and expenses were reasonable.

      ECONOMIES OF SCALE. The Board noted that the Fund had only a short-term operating history and had not yet accumulated a significant level of assets under management. The Board noted that it would monitor PIC and the Fund to determine how they would achieve economies of scale as the assets grew to cover certain fixed costs, and whether shareholders would have an opportunity to benefit from these economies of scale.

FUND MANAGEMENT TABLES (UNAUDITED)

      Information pertaining to the Trustees and officers of the Trust as of December 31, 2005 is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

      The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust except for Messrs. Dill and Romans who are serving a two year term expiring April 29, 2006.

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND         LENGTH OF     OVERSEEN BY                           DURING PAST 5 YEARS AND
      DATE OF BIRTH          TIME SERVED      TRUSTEE                       OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway            Served since        53         Chairman, Rittenhouse Advisors, LLC (consulting firm) (2001-present).
Rittenhouse Advisors, LLC   1996.                          Trustee/Director, Phoenix Funds Complex (1983-present).
101 Park Avenue                                            Trustee/Director, Realty Foundation of New York (1972-present), Josiah
New York, NY 10178                                         Macy, Jr. Foundation (Honorary) (2004-present), Pace University
DOB: 8/2/29                                                (Director/Trustee Emeritus) (2003-present), Greater New York Councils,
                                                           Boy Scouts of America (1985-present), The Academy of Political Science
                                                           (Vice Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                           (1989-present), Colgate University (Trustee Emeritus) (2004-present).
                                                           Director/Trustee, The Harlem Youth Development Foundation, (Chairman)
                                                           (1998-2002), Metropolitan Transportation Authority (Chairman)
                                                           (1992-2001), Trism, Inc. (1994-2001), Consolidated Edison Company of New
                                                           York, Inc. (1970-2002), Atlantic Mutual Insurance Company (1974-2002),
                                                           Centennial Insurance Company (1974-2002), Union Pacific Corp.
                                                           (1978-2002), BlackRock Freddie Mac Mortgage Securities Fund (Advisory
                                                           Director) (1990-2000), Accuhealth (1994-2002), Pace University
                                                           (1978-2003), New York Housing Partnership Development Corp. (Chairman)
                                                           (1981-2003), Josiah Macy, Jr. Foundation (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne         Served since        53         Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
The Flat, Elmore Court      1996.
Elmore, GL0S, GL2 3NT
U.K.
DOB: 9/8/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill              Served since        51         Retired. Trustee, Phoenix Funds Family (1989-present). Trustee, Scudder
7721 Blue Heron Way         2004.                          Investments (55 portfolios) (1986-present). Director, Coutts & Co. Trust
West Palm Beach, FL 33412                                  Holdings Limited (1991-2000), Coutts & Co. Group (1991-2000) and Coutts
DOB: 3/28/30                                               & Co. International (USA) (private banking) (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries         Served since        53         Director, The Empire District Electric Company (1984-2004).
8477 Bay Colony Dr. #902    1996.                          Trustee/Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.            Served since        51         Partner, Stonington Partners, Inc. (private equity fund) (2001-present).
Stonington Partners, Inc.   1996.                          Director/Trustee, Evergreen Funds (six portfolios). Trustee, Phoenix
736 Market Street,                                         Funds Family (1980-present). Director, Diversapak (2002-present). Obaji
Ste. 1430                                                  Medical Products Company (2002-present). Director, Lincoln Educational
Chattanooga, TN 37402                                      Services (2002-2004). Chairman, Carson Products Company (cosmetics)
DOB: 2/14/39                                               (1998 to 2000).
------------------------------------------------------------------------------------------------------------------------------------

                                                 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS           LENGTH OF     OVERSEEN BY                           DURING PAST 5 YEARS AND
    AND DATE OF BIRTH        TIME SERVED      TRUSTEE                       OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara       Served since        53         Managing Director, U.S. Trust Company of New York (private bank) (1982-
U.S. Trust Company of       2001.                          present). Trustee/Director, Phoenix Funds Complex (2001-present).
New York
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris(1)        Served since        53         Retired. Trustee/Director, Phoenix Funds Complex (1991-present).
164 Laird Road              1996.                          Director, W.H. Reaves Utility Income Fund (2004-present). Vice
Colts Neck, NJ 07722                                       President, W.H. Reaves and Company (investment management) (1993-2003).
DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates(2)           Served since        51         Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital Markets,
c/o Northeast Investment    1996.                          Inc.) (financial services) (1997-present). Trustee / Director Phoenix
Management, Inc.                                           Funds Family (1987-present). Managing Director, Wydown Group (consulting
150 Federal Street                                         firm) (1994-present). Director, Investors Financial Service Corporation
Suite 1000                                                 (1995-present), Investors Bank & Trust Corporation (1995-present),
Boston, MA 02110                                           Stifel Financial (1996-present), Connecticut River Bancorp
DOB: 5/31/46                                               (1998-present), Connecticut River Bank (1999-present), Trust Company of
                                                           New Hampshire (2002-present). Chairman, Emerson Investment Management,
                                                           Inc. (2000-present). Independent Chairman, John Hancock Trust (since
                                                           2005), Trustee, John Hancock Funds II and John Hancock Funds III (since
                                                           2005). Trustee, John Hancock Trust (2004-2005). Director/Trustee, AIB
                                                           Govett Funds (six portfolios) (1991-2000), and Command Systems, Inc.
                                                           (1998-2000), Phoenix Investment Partners, Ltd. (1995-2001), 1Mind, Inc.
                                                           (formerly 1Mind.com), (2000-2002), Plymouth Rubber Co. (1995-2003).
                                                           Director and Treasurer, Endowment for Health, Inc. (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans            Served since        51         Retired. President, Romans & Company (private investors and financial
39 S. Sheridan Road         2004.                          consultants) (1987-2003). Trustee/Director, Phoenix Funds Family
Lake Forest, IL 60045                                      (1985-present). Trustee, Burnham Investors Trust (5 portfolios)
DOB: 4/22/31                                               (1967-2003).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson         Served since        51         Managing Director, Northway Management Company (1998-present). Trustee/
Northway Management         1996.                          Director, Phoenix Funds Family (1983-present).
Company LLC
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck    Served since        51         Director, Banco Urquijo (Chairman)(1998-present). Trustee, Phoenix Funds
Nederpolder, 7              2004.                          Family (2002-present). Director EASDAQ (Chairman)(2001-present), The JP
B-9000 Gent, Belgium                                       Morgan Fleming Continental European Investment Trust (1998-present),
DOB: 7/30/42                                               Groupe SNEF (1998-present), Degussa Antwerpen N.V.(1998-present),
                                                           Santens N.V.(1999-present). Managing Director, Almanij N.V. (1992-2003).
                                                           Director, KBC Bank and Insurance Holding Company (Euronext) (1992-2003),
                                                           KBC Bank (1992-2003), KBC Insurance (1992-2003), Kredietbank, S.A.
                                                           Luxembourgeoise (1992-2003), Investco N.V. (1992-2003), Gevaert N.V.
                                                           (1992-2003), Fidea N.V. (1992-2003), Almafin N.V. (1992-2003), Centea
                                                           N.V. (1992-2003), Dutch Chamber of Commerce for Belgium and Luxemburg
                                                           (1995-2001), Phoenix Investment Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

                                                 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS           LENGTH OF     OVERSEEN BY                           DURING PAST 5 YEARS AND
    AND DATE OF BIRTH        TIME SERVED      TRUSTEE                       OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.(1)   Served since        51         Director, Medallion Financial New York (2003-present), Compuware (1996-
7 Little Point Street       1996.                          present), WWE, Inc. (2000-present). President, The Trust for America's
Essex, CT 06426                                            Health (non-profit) (2001-present). Trustee/Director, Phoenix Funds
DOB: 5/16/31                                               Family (1995-present). Director, UST, Inc. (1995-2004), HPSC Inc.
                                                           (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------

(1) Pursuant to the Trust's retirement policy, Mr. Weicker will retire from the board of Trustees effective January 1, 2006. Pursuant to the Trust's retirement policy, Mr. Morris will retire from the Board of Trustees' immediately following its May 2006 meeting.

(2) Mr. Oates is a Director and Chairman of the Board and a shareholder of Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) ("Hudson"), a privately owned financial services firm. Phoenix Investment Partners, Ltd., an affiliate of the adviser, owns approximately 1% of the common stock of Hudson and Phoenix Life Insurance Company also an affiliate, owns approximately 8% of Hudson's common stock.

                               INTERESTED TRUSTEES

      Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

                                                 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS           LENGTH OF     OVERSEEN BY                           DURING PAST 5 YEARS AND
    AND DATE OF BIRTH        TIME SERVED      TRUSTEE                       OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche(3)      Served since        51         Limited Managing Director, Lazard Freres & Co. LLC (1997-present).
Lazard Freres & Co. LLC     2002.                          Trustee/ Director, Phoenix Funds Family (2002-present). Director, The
30 Rockefeller Plaza,                                      Phoenix Companies, Inc. (2001-2005) and Phoenix Life Insurance Company
59th Floor                                                 (1989-2005).
New York, NY 10020
DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(4)     Served since        75         Director, PXRE Corporation (Reinsurance) (1985-present), World Trust
200 Bridge Street           1996.                          Fund (1991-present). Director/Trustee, Phoenix Funds Complex
Chatham, MA 02633                                          (1989-present). Management Consultant (2002-2004), Chairman (1997-2002),
DOB: 10/23/46               Chairman                       Chief Executive Officer (1995-2002), Director (1995-2002), Phoenix
                                                           Investment Partners, Ltd., Director and Executive Vice President, The
                                                           Phoenix Companies, Inc. (2000-2002). Director (1994-2002) and Executive
                                                           Vice President, Investments (1987-2002), Phoenix Life Insurance Company.
                                                           Director (1983-2002) and Chairman (1995-2002), Phoenix Investment
                                                           Counsel, Inc. Director (1982-2002), Chairman (2000-2002) and President
                                                           (1990-2000), Phoenix Equity Planning Corporation. Chairman and
                                                           President, Phoenix/Zweig Advisers LLC (2001-2002). Director (2001-2002)
                                                           and President (April 2002-September 2002), Phoenix Investment Management
                                                           Company. Director and Executive Vice President, Phoenix Life and Annuity
                                                           Company (1996-2002). Director (1995-2000) and Executive Vice President
                                                           (1994-2002) and Chief Investment Counsel (1994-2002), PHL Variable
                                                           Insurance Company. Director, Phoenix National Trust Holding Company
                                                           (2001-2002). Director (1985-2002) and Vice President (1986-2002) and
                                                           Executive Vice President (April 2002-September 2002), PM Holdings, Inc.
                                                           Director, WS Griffith Associates, Inc. (1995-2002). Director, WS
                                                           Griffith Securities, Inc. (1992-2002).
------------------------------------------------------------------------------------------------------------------------------------

(3) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

(4) Mr. McLoughlin is an "interested person", as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
  NAME, ADDRESS AND           TRUST AND LENGTH OF                               PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH                 TIME SERVED                                     DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci           President since 2004.        Executive Vice President, Asset Management, The Phoenix Companies, Inc.
DOB: 6/12/57                                            (since 2003). President and Chief Executive Officer, Phoenix Investment
                                                        Partners, Ltd. (since 2003). President, certain funds within the Phoenix
                                                        Fund Complex (2004-present). President and Chief Executive Officer of North
                                                        American investment operations, Pioneer Investment Management USA, Inc.
                                                        (2001-2003). President of Private Wealth Management Group (2000-2001), and
                                                        Executive Vice President of Distribution and Marketing for U.S.
                                                        institutional services business (1998-2000) Fidelity Investments.
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward          Executive Vice President     Senior Vice President and Chief Operating Officer, Asset Management, The
DOB: 8/17/64               since 2004.                  Phoenix Companies, Inc. (2004-present). Executive Vice President and Chief
                                                        Operating Officer, Phoenix Investment Partners, Ltd. (2004-present). Vice
                                                        President, Phoenix Life Insurance Company (2002-2004). Vice President, The
                                                        Phoenix Companies, Inc. (2001-2004). Vice President, Finance, Phoenix
                                                        Investment Partners, Ltd. (2001-2002). Assistant Controller, Phoenix
                                                        Investment Partners, Ltd. (1996-2001). Executive Vice President, certain funds within the Phoenix Funds Family (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman         Senior Vice President        Senior Vice President, Product Development and Management, Phoenix
DOB: 7/27/62               since 2004.                  Investment Partners, Ltd. (2005-present), Senior Vice President and Chief
                                                        Administrative Officer, Phoenix Investment Partners, Ltd., (2003-2004).
                                                        Senior Vice President and Chief Administrative Officer, Phoenix Equity
                                                        Planning Corporation (1999-2003), Senior Vice President, certain funds within the Phoenix Fund Family (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch               Vice President and           Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present); Vice
900 Third Avenue           Chief Compliance Officer     President and Chief Compliance Officer, certain Funds within the Phoenix
New York, NY 10022         since 2004.                  Fund Complex (2004-present); Vice President, The Zweig Total Return Fund,
DOB: 9/23/45                                            Inc. (2004-present); Vice President, The Zweig Fund, Inc. (2004-present);
                                                        President and Director of Watermark Securities, Inc. (1991-present);
                                                        Assistant Secretary of Gotham Advisors Inc. (1990-present); Secretary,
                                                        Phoenix-Zweig Trust (1989-2003); Secretary, Phoenix-Euclid Market Neutral
                                                        Fund (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss           Chief Financial Officer      Assistant Treasurer (2001-present), Vice President, Fund Accounting (1994-
DOB: 11/24/52              since 2005 and Treasurer     2000), Treasurer (1996-2000), Phoenix Equity Planning Corporation. Vice
                           since 1996.                  President (2003-present), Phoenix Investment Partners, Ltd. Chief Financial
                                                        Officer and Treasurer, or Assistant Treasurer, certain funds within the
                                                        Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr              Vice President, Counsel,     Vice President and Counsel, Phoenix Life Insurance Company (May 2005-
One American Row           Secretary and Chief Legal    present). Vice President, Counsel, Chief Legal Officer and Secretary of
Hartford, CT 06102         Officer since 2005.          certain funds within the Phoenix Fund Complex (May 2005-present). Compliance
DOB: 8/3/54                                             Officer of Investments and Counsel, Travelers Life & Annuity Company
                                                        (January 2005-May 2005). Assistant General Counsel, The Hartford Financial
                                                        Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX INSTITUTIONAL MUTUAL FUNDS
101 Munson Street
Greenfield, MA 01301

TRUSTEES                                                                     INVESTMENT ADVISER
E. Virgil Conway                                                             Phoenix Investment Counsel, Inc.
Harry Dalzell-Payne                                                          56 Prospect Street
S. Leland Dill                                                               Hartford, CT 06115-0480
Francis E. Jeffries
Leroy Keith, Jr.                                                             PRINCIPAL UNDERWRITER
Marilyn E. LaMarche                                                          Phoenix Equity Planning Corporation
Philip R. McLoughlin, Chairman                                               One American Row
Geraldine M. McNamara                                                        Hartford, CT 06102
Everett L. Morris
James M. Oates                                                               TRANSFER AGENT
Donald B. Romans                                                             Phoenix Equity Planning Corporation
Richard E. Segerson                                                          One American Row
Ferdinand L. J. Verdonck                                                     Hartford, CT 06102
Lowell P. Weicker, Jr.
                                                                             CUSTODIAN
OFFICERS                                                                     State Street Bank and Trust Company
Daniel T. Geraci, President                                                  P.O. Box 5501
George R. Aylward, Executive Vice President                                  Boston, MA 02206-5501
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer                    INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Nancy G. Curtiss, Chief Financial Officer and Treasurer                      PricewaterhouseCoopers LLP
Kevin J. Carr, Vice President, Counsel, Secretary and Chief Legal Officer    125 High Street
                                                                             Boston, MA 02110
-------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS                                             HOW TO CONTACT US
The Securities and Exchange Commission has modified mailing regulations      Mutual Fund Services          1-800-814-1897 (option 3)
for semiannual and annual shareholder fund reports to allow mutual fund      Web site                      PHOENIXFUNDS.COM
companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
-------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

--------------------------------------------------------------------------------
                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------

[LOGO] PHOENIXFUNDS(SM)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP092                                                                      2-06
BPD25418




ITEM 2. CODE OF ETHICS.

    (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

    (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

    (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

 (a)(1) The Registrant's Board of Trustees has determined that the Registrant has two "audit committee financial experts" serving on its Audit Committee.

 (a)(2) E. Virgil Conway and Everett L. Morris have been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway and Mr. Morris are "independent" trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

   (a)(3) Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

    (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $39,750 for 2005 and $27,100 for 2004.

Audit-Related Fees
------------------

    (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $2,000 for 2005 and $1,000 for 2004. This represents the review of the semi-annual financial statements.

Tax Fees
--------

    (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $11,150 for 2005 and $5,400 for 2004.

        "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

    (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2004.

 (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

        The Phoenix Institutional Mutual Funds (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

        The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

 (e)(2) The  percentage of services  described in each of paragraphs (b) through
        (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                  (b) 100% for 2005; 100% for 2004

                  (c) 100% for 2005; 100% for 2004

                  (d) Not applicable for 2005; not applicable for 2004.

    (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

    (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $892,561 for 2005 and $1,876,791 for 2004.

    (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

 (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

 (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 (a)(3) Not applicable.

 (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Institutional Mutual Funds
                           -----------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              March 8, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              March 8, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                           -----------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                             Treasurer
                           (principal financial officer)

Date              March 8, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.